UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-66



                          American Balanced Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                   Date of fiscal year end: December 31, 2005

                     Date of reporting period: June 30, 2005





                                 Patrick F. Quan
                                    Secretary
                          American Balanced Fund, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

AMERICAN BALANCED FUND

[photo of a tulip farm with a barn and trees in the background]

Semi-annual report for the six months ended June 30, 2005

American Balanced Fund(R) seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor.

This fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2005:

Class A shares                                                      1 year           5 years          10 years

Reflecting 5.75% maximum sales charge                               -0.15%           +7.59%            +10.09%

The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

The fund's 30-day yield for Class A shares as of July 31, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 2.13%, which reflects a fee waiver (2.10% without the fee waiver). The fund's distribution rate for Class A shares as of that date was 1.88%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 3. Please see the inside back cover for important information about other share classes.

The return of principal for the bond holdings in American Balanced Fund is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings.

FELLOW SHAREHOLDERS:

[photo of a tulip farm with a barn in the background]

The first half of 2005 was characterized by slightly negative returns from stocks and slightly positive returns from bonds in an environment of very low volatility.

American Balanced Fund produced a total return of 0.3% for the six-month period ended June 30. That was essentially in line with the Lipper Balanced Funds Index, which had a total return of 0.5%. Stocks, as measured by the Standard & Poor's 500 Composite Index, declined 0.8%. Bonds, as measured by the Lehman Brothers Aggregate Bond Index, had a total return of 2.5%. The latter two indexes are unmanaged.

WHAT INFLUENCED FUND RESULTS

During the first half, the U.S. equity market traded in a relatively narrow range, with only two groups providing strong returns -- energy and utility stocks. Rising oil prices and a surge in demand for oil from developing countries benefited energy stocks. We began the period with about 7% of our equity holdings in this area and they helped significantly. Contributors included Marathon Oil (+42%), ConocoPhillips (+32%), Royal Dutch Petroleum (+13%) and Exxon Mobil (+12%). The rest of the portfolio produced mixed results. Walgreen rose 20%, while IBM was a disappointment, falling 25% following first quarter earnings that failed to live up to expectations. The fund added to its IBM holding after the first quarter because we feel the company's valuation makes it attractive.

During the first half, the yield curve has flattened dramatically. The Federal Reserve Board began increasing the federal funds rate on June 30, 2004, raising it steadily by a total of 225 basis points to its current level of 3.25%. During this same period, however, the yield on the 10-year Treasury bond has actually declined from 4.6% to 3.9%. Fed Chairman Alan Greenspan called this pattern a "conundrum," and we share this view. The average maturity of the bond portfolio in the fund remains relatively short given our concern about the possibility of rising rates and our desire to protect principal. While this position clearly did not help our results in the first half, its negative impact on the portfolio was minimal.

The flattening of the yield curve, the sharp rise in oil prices, and the recent strength of the dollar all seem likely to slow economic growth in the near future. Further, corporate profit margins have recovered dramatically over the past few years and seem unlikely to expand from here. Nevertheless, common stocks do not seem either dramatically overvalued or undervalued given this outlook. Our portfolio continues to reflect the view that stocks are relatively more attractive than bonds.

THE FUND'S CURRENT PORTFOLIO

During this period, we generally made very few major changes to the portfolio. In the equity portion, we added a bit to our industrial exposure and reduced very slightly our exposure to consumer-oriented stocks. At the end of the period, we had 67% in stocks and 29% in bonds, both virtually unchanged from 68% and 28%, respectively, at the start of the period. It is American Balanced Fund's policy to have between 50% and 75% invested in common stocks at all times. The percentage will vary based on our judgment of the relative attractiveness of equities and bonds.

On July 26, 1975, Capital Research and Management Company became the investment adviser to American Balanced Fund. Today's date marks the 30th year of Capital Research's management of the fund. Since its inception in 1932, the fund has approached the management of its investments as though they constituted the complete investment program of the prudent investor. Capital Research has continued this approach since it assumed management of the fund and will continue to do so in the future.

Cordially,

/s/ Robert G. O'Donnell                          /s/ J. Dale Harvey

Robert G. O'Donnell                              J. Dale Harvey
Vice Chairman of the Board                       President
and Principal Executive Officer

July 26, 2005

Leonade D. Jones, an independent Director of the fund since 1993, has been elected non-executive chairman of the Board. Robert O'Donnell, the previous chairman, has been elected vice chairman and will remain principal executive officer. As independent Board chair pursuant to recently adopted Securities and Exchange Commission regulations, Ms. Jones will chair Board meetings, including executive sessions of the independent Directors, and will be responsible for Board agendas, but will not have other executive or management responsibilities with the fund. She will remain unaffiliated with Capital Research and Management Company, the fund's investment adviser, and any of its affiliates.

For current information about the fund, visit americanfunds.com.


OTHER SHARE CLASS RESULTS                                             unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for
     periods ended June 30, 2005:                                             1 year           5 years         Life of class

Class B shares
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                        +0.20%           +7.77%            +8.95%(1)
Not reflecting CDSC                                                           +5.20%           +8.06%            +9.08%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                              +4.13%                --            +6.22%(2)
Not reflecting CDSC                                                           +5.13%                --            +6.22%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                          +5.97%                --            +7.05%(2)

Class 529-A shares(4)
Reflecting 5.75% maximum sales charge                                         -0.12%                --            +5.17%(5)
Not reflecting maximum sales charge                                           +5.95%                --            +7.05%(5)

Class 529-B shares(4)
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                     +0.00%                --            +5.33%(5)
Not reflecting CDSC                                                           +5.00%                --            +6.11%(5)

Class 529-C shares(4)
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                              +4.00%                --            +6.55%(6)
Not reflecting CDSC                                                           +5.00%                --            +6.55%(6)

Class 529-E shares(3,4)                                                       +5.54%                --            +5.86%(7)

Class 529-F shares(3,4)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                          +5.84%                --           +11.94%(8)

The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. In addition, the fund's principal underwriter also waived fees related to distribution services for Class 529-F. Fund results shown reflect these waivers, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

(1) From March 15, 2000, when Class B shares were first sold.
(2) From March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.
(5) From February 15, 2002, when Class 529-A and Class 529-B shares were first sold.
(6) From February 19, 2002, when Class 529-C shares were first sold.
(7) From March 5, 2002, when Class 529-E shares were first sold.
(8) From September 17, 2002, when Class 529-F shares were first sold.



Summary investment portfolio, June 30, 2005
                                                                     unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.


[begin pie chart]
                                          Percent
                                          of net
Investment mix by security type           assets

Common stocks:                               67%
Fixed-income securities:                     29%
Short-term securities & cash equivalents      4%
[end pie chart]


                                                                                           Shares           Market        Percent
                                                                                                             value         of net
Common stocks  - 66.54%                                                                                      (000)         assets

Financials  - 11.66%
Fannie Mae                                                                             10,000,000         $584,000          1.18%
Citigroup Inc.                                                                         12,550,000          580,186           1.17
American International Group, Inc.                                                      9,000,000          522,900           1.06
Berkshire Hathaway Inc., Class A  (1)                                                       5,200          434,200            .88
Washington Mutual, Inc.                                                                10,000,000          406,900            .82
American Express Co.                                                                    7,500,000          399,225            .81
Freddie Mac                                                                             5,750,000          375,072            .76
St. Paul Travelers Companies, Inc.                                                      9,075,000          358,735            .73
Wells Fargo & Co.                                                                       5,700,000          351,006            .71
Bank of New York Co., Inc.                                                              9,900,000          284,922            .58
U.S. Bancorp                                                                            8,890,000          259,588            .53
Other securities                                                                                         1,202,503           2.43
                                                                                                         5,759,237          11.66

Information technology  - 11.06%
Microsoft Corp.                                                                        33,250,000          825,930           1.67
Intel Corp.                                                                            27,000,000          703,620           1.43
Hewlett-Packard Co.                                                                    28,750,000          675,913           1.37
International Business Machines Corp.                                                   9,000,000          667,800           1.35
Cisco Systems, Inc.  (1)                                                               22,000,000          420,420            .85
Texas Instruments Inc.                                                                 14,773,700          414,698            .84
Automatic Data Processing, Inc.                                                         8,500,000          356,745            .72
Analog Devices, Inc.                                                                    7,100,000          264,901            .54
Other securities                                                                                         1,132,889           2.29
                                                                                                         5,462,916          11.06

Industrials  - 8.68%
General Electric Co.                                                                   22,700,000          786,555           1.59
United Technologies Corp.                                                              13,630,000          699,900           1.42
Northrop Grumman Corp.                                                                 11,620,000          642,005           1.30
Tyco International Ltd.                                                                19,090,000          557,428           1.13
3M Co.                                                                                  5,900,000          426,570            .86
Lockheed Martin Corp.                                                                   5,700,000          369,759            .75
Other securities                                                                                           806,459           1.63
                                                                                                         4,288,676           8.68

Health care  - 7.59%
Eli Lilly and Co.                                                                      10,902,000          607,350           1.23
Abbott Laboratories                                                                    12,381,900          606,837           1.23
Bristol-Myers Squibb Co.                                                               14,750,000          368,455            .75
McKesson Corp.                                                                          8,200,000          367,278            .74
Johnson & Johnson                                                                       5,360,000          348,400            .71
Medtronic, Inc.                                                                         5,850,000          302,971            .61
Wyeth                                                                                   6,250,000          278,125            .56
Other securities                                                                                           871,578           1.76
                                                                                                         3,750,994           7.59


Consumer staples  - 7.02%
Altria Group, Inc.                                                                     16,000,000        1,034,560           2.09
Wal-Mart Stores, Inc.                                                                  15,500,000          747,100           1.51
Walgreen Co.                                                                            7,400,000          340,326            .69
PepsiCo, Inc.                                                                           6,300,000          339,759            .69
Other securities                                                                                         1,007,782           2.04
                                                                                                         3,469,527           7.02

Consumer discretionary  - 6.95%
Target Corp.                                                                            6,950,000          378,149            .77
Lowe's Companies, Inc.                                                                  5,600,000          326,032            .66
Kohl's Corp.  (1)                                                                       5,500,000          307,505            .62
Other securities                                                                                         2,419,279           4.90
                                                                                                         3,430,965           6.95


Energy  - 5.66%
Royal Dutch Petroleum Co. (New York registered)                                        14,000,000          908,600           1.84
Exxon Mobil Corp.                                                                      13,600,000          781,592           1.58
ConocoPhillips                                                                          7,400,000          425,426            .86
TOTAL SA (ADR)                                                                          2,825,000          330,101            .67
Other securities                                                                                           352,243            .71
                                                                                                         2,797,962           5.66

Telecommunication services  - 3.97%
BellSouth Corp.                                                                        25,350,000          673,549           1.36
SBC Communications Inc.                                                                19,250,000          457,188            .93
Sprint Corp.                                                                           15,000,000          376,350            .76
Other securities                                                                                           452,227            .92
                                                                                                         1,959,314           3.97

Materials - 1.70%                                                                                          840,786           1.70

Utilities - 0.69%                                                                                          342,090            .69

Miscellaneous  -  1.56%
Other common stocks in initial period of acquisition                                                       771,848           1.56


Total common stocks (cost: $29,420,261,000)                                                             32,874,315          66.54


                                                                                           Shares           Market        Percent
                                                                                                             value         of net
Preferred stocks  - 0.36%                                                                                    (000)         assets

Financials  - 0.28%
Fannie Mae, Series O, 7.00% preferred  (2)                                                615,000          $34,267            .07
Other securities                                                                                           104,337            .21
                                                                                                           138,604            .28

Miscellaneous  -  0.08%
Other preferred stocks in initial period of acquisition                                                     42,189            .08


Total preferred stocks (cost: $162,887,000)                                                                180,793            .36


                                                                                                            Market        Percent
                                                                                                             value         of net
Convertible securities  - 0.04%                                                                              (000)         assets
Other - 0.04%



Total convertible securities (cost: $19,303,000)                                                            17,815            .04



                                                                                        Principal           Market        Percent
                                                                                           amount            value         of net
Bonds & notes  - 28.67%                                                                     (000)            (000)         assets

U.S. government & government agency bonds & notes  - 8.38%
U.S. Treasury:
 3.50% 2006                                                                              $500,000         $499,490
 5.625% 2008                                                                              275,000          289,501
 3.625% 2009                                                                              333,500          332,433
 6.875% 2025                                                                              224,500          302,375
 0.875%  - 11.25%  2005 - 2029 (3)                                                      1,996,313        2,169,051           7.27
Freddie Mac 1.875% -  6.625% 2006 - 2012                                                  221,770          243,869            .49
Fannie Mae 5.25% -  6.625% 2009 - 2029                                                     63,500           71,248            .15
Other securities                                                                                           230,178            .47
                                                                                                         4,138,145           8.38

Mortgage-backed obligations (4) - 6.12%
Fannie Mae 3.112% - 11.836%  2008 - 2042 (5)                                              656,556          678,890           1.37
Freddie Mac 1.876% - 10.00%  2008 - 2036 (5)                                              238,248          240,198            .49
Other securities                                                                                         2,104,492           4.26
                                                                                                         3,023,580           6.12

Financials  - 3.89%
Washington Mutual, Inc. 3.441% - 7.50% 2006 - 2012 (5)                                     75,000           75,012
Washington Mutual Bank, FA  5.125% - 6.875%  2011 - 2015                                   18,500           19,320            .19
International Lease Finance Corp. 3.75% -  5.875% 2007 - 2013                              64,350           65,375
AIG SunAmerica Global Financing 5.30% - 5.85% 2007 - 2008 (2)                              10,750           11,146            .16
Citigroup Inc. 4.125% -  4.25% 2009 - 2010                                                 27,000           26,980            .05
Berkshire Hathaway Finance Corp.  4.125% -  4.75%  2010 - 2012 (2)                         15,000           15,081            .03
Other securities                                                                                         1,711,109           3.46
                                                                                                         1,924,023           3.89


Consumer discretionary - 2.76%                                                                           1,362,800           2.76


Asset-backed obligations (4) - 2.16%                                                                     1,068,918           2.16


Telecommunication services  - 1.48%
SBC Communications Inc.  4.125% - 5.625%  2009 - 2016                                     134,920          137,348            .28
Sprint Capital Corp. 6.375% -  8.375%  2009 - 2028                                        116,650          135,546            .27
BellSouth Corp. 4.20% -  4.75%  2009 - 2012                                                65,250           65,128            .13
Other securities                                                                                           394,143            .80
                                                                                                           732,165           1.48

Industrials  - 1.05%
General Electric Capital Corp. 5.00% - 6.00% 2007 - 2012                                   48,000           49,041
General Electric Co. 5.00% 2013                                                            23,000           23,785            .15
Tyco International Group SA 6.125% - 6.375%  2008 - 2011                                   48,425           52,934            .11
Northrop Grumman Corp. 4.079% 2006                                                         25,000           24,936            .05
Other securities                                                                                           366,077            .74
                                                                                                           516,773           1.05


Other - 2.81%                                                                                            1,387,934           2.81

Miscellaneous - 0.02%
Other bonds & notes in initial period of acquisition                                                        11,058            .02

Total bonds & notes (cost: $13,946,360,000)                                                             14,165,396          28.67



                                                                                        Principal           Market        Percent
                                                                                           amount            value         of net
Short-term securities  - 4.17%                                                              (000)            (000)         assets


Hewlett-Packard Co. 3.11% - 3.23%  due 7/25 - 7/29/2005 (2)                              $101,700         $101,471            .21
CAFCO LLC 3.04% - 3.27% due  7/20 - 8/24/2005 (2)  (6)                                     92,800           92,518            .19
General Electric Capital Corp. 3.13% - 3.28% due 8/11 - 8/23/2005                          90,000           89,615            .18
Exxon Project Investment Corp. 3.00% due  7/18/2005 (2)                                    50,000           49,925            .10
Netjets Inc. 3.31% - 3.33%  due 8/30 - 9/6/2005 (2)                                        48,815           48,528            .10
Wal-Mart Stores Inc. 3.13% - 3.25% due 8/9 - 8/30/2005 (2)                                 41,200           41,052            .08
Abbott Laboratories Inc. 3.01% due 7/12/2005 (2)                                           32,000           31,968            .06
IBM Capital Inc. 3.21% due 7/25/2005 (2)                                                   25,000           24,944            .05
International Lease Finance Corp. 3.15% due 8/4/2005                                       25,000           24,923            .05
BellSouth Corp. 3.03% due 7/8/2005 (2)                                                     16,000           15,989            .03
Other securities                                                                                         1,540,088           3.12
                                                                                                         2,061,021           4.17


Total short-term securities (cost: $2,061,018,000)                                                       2,061,021           4.17


Total investment securities (cost: $45,609,829,000)                                                     49,299,340          99.78
Other assets less liabilities                                                                              106,347            .22

Net assets                                                                                             $49,405,687        100.00%


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $3,016,130,000, which represented 6.10% of the net assets of the fund.
(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(5) Coupon rate may change periodically.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements


FINANCIAL STATEMENTS

Statement of assets and liabilities                                  unaudited
at June 30, 2005                             (dollars and shares in thousands,
                                                     except per-share amounts)

Assets:
 Investment securities at market (cost: $45,609,829)                                                             $49,299,340
 Cash                                                                                                                  4,674
 Receivables for:
  Sales of investments                                                            $39,421
  Sales of fund's shares                                                          110,295
  Dividends and interest                                                          201,116                            350,832
                                                                                                                  49,654,846
Liabilities:
 Payables for:
  Purchases of investments                                                        169,627
  Repurchases of fund's shares                                                     47,494
  Investment advisory services                                                      8,797
  Services provided by affiliates                                                  21,599
  Deferred Directors' compensation                                                  1,240
  Other fees and expenses                                                             402                            249,159
Net assets at June 30, 2005                                                                                      $49,405,687

Net assets consist of:
 Capital paid in on shares of capital stock                                                                      $44,846,331
 Undistributed net investment income                                                                                 114,264
 Undistributed net realized gain                                                                                     755,727
 Net unrealized appreciation                                                                                       3,689,365
Net assets at June 30, 2005                                                                                      $49,405,687

Total authorized capital stock - 5,500,000 shares, $.001 par value (2,768,915 total shares outstanding)

                                                                Net assets       Shares outstanding      Net asset value per share
                                                                                                                               (1)
Class A                                                        $31,543,237                1,766,192                          17.86
Class B                                                          5,074,687                  284,950                          17.81
Class C                                                          5,436,012                  305,435                          17.80
Class F                                                          1,216,217                   68,111                          17.86
Class 529-A                                                        798,420                   44,737                          17.85
Class 529-B                                                        243,203                   13,632                          17.84
Class 529-C                                                        378,146                   21,192                          17.84
Class 529-E                                                         52,161                    2,924                          17.84
Class 529-F                                                         16,044                      899                          17.84
Class R-1                                                           53,551                    3,009                          17.80
Class R-2                                                          818,123                   45,973                          17.80
Class R-3                                                        2,258,852                  126,856                          17.81
Class R-4                                                        1,232,160                   69,061                          17.84
Class R-5                                                          284,874                   15,944                          17.87

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $18.95 and $18.94, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                              unaudited
for the six months ended June 30, 2005                  (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding tax of $7,967)                                        $355,955
  Interest                                                                                      328,988               $684,943

 Fees and expenses:
  Investment advisory services                                                                   56,492
  Distribution services                                                                         102,201
  Transfer agent services                                                                        18,181
  Administrative services                                                                        11,577
  Reports to shareholders                                                                         1,002
  Registration statement and prospectus                                                           2,789
  Postage, stationery and supplies                                                                2,714
  Directors' compensation                                                                           185
  Auditing and legal                                                                                 55
  Custodian                                                                                         273
  State and local taxes                                                                               1
  Other                                                                                             128
  Total expenses before reimbursements/waivers                                                  195,598
 Less reimbursement/waiver of expenses:
  Investment advisory services                                                                    4,273
  Distribution services                                                                               5
  Administrative services                                                                           270
   Total expenses after reimbursement/waiver                                                                           191,050
 Net investment income                                                                                                 493,893

Net realized gain and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized gain on:
  Investments                                                                                   756,117
  Non-U.S. currency transactions                                                                    810                756,927
 Net unrealized depreciation on:
  Investments                                                                                (1,131,657)
  Non-U.S. currency translations                                                                   (227)            (1,131,884)
   Net realized gain and
    unrealized depreciation
    on investments and non-U.S. currency                                                                              (374,957)
Net increase in net assets resulting
 from operations                                                                                                      $118,936


See Notes to Financial Statements




Statements of changes in net assets                     (dollars in thousands)

                                                                                             Six months             Year ended
                                                                                         ended June 30,           December 31,
                                                                                                  2005*                   2004
Operations:
 Net investment income                                                                         $493,893               $745,624
 Net realized gain on investments and
  non-U.S. currency transactions                                                                756,927              1,141,799
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                          (1,131,884)             1,377,796
  Net increase in net assets
   resulting from operations                                                                    118,936              3,265,219

Dividends and distributions paid to shareholders:
 Dividends from net investment income                                                          (456,866)              (680,762)
 Distributions from net realized gain
  on investments                                                                                      -             (1,065,026)
   Total dividends and distributions paid to shareholders                                      (456,866)            (1,745,788)

Capital share transactions                                                                    4,769,604             14,522,702

Total increase in net assets                                                                  4,431,674             16,042,133

Net assets:
 Beginning of period                                                                         44,974,013             28,931,880
 End of period (including
  undistributed net investment income: $114,264 and $77,237, respectively)                  $49,405,687            $44,974,013

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Balanced Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to 0%    Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan.(sm)

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities originally purchased with maturities greater than 60 days but that now have 60 days or less remaining to maturity are valued based on the amortized difference between the par value and the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. withholding taxes paid.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; and paydowns on investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of June 30, 2005, the cost of investment securities for federal income tax purposes was $45,614,254,000.

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains                                              $121,132
Undistributed short-term capital gains                                                                          5,911
Undistributed long-term capital gains                                                                         748,613
Gross unrealized appreciation on investment securities                                                      4,777,091
Gross unrealized depreciation on investment securities                                                     (1,092,005)
Net unrealized appreciation on investment securities                                                        3,685,086

Undistributed net investment income and non-U.S. currency gains above included non-U.S. currency losses of $19,000 that were realized during the period November 1, 2004, through December 31, 2004. During the six months ended June 30, 2005, the fund realized, on a tax basis, a net capital gain of $754,524,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


                                             Distributions from ordinary income
                                                                                      Distributions from
                                                                       Short-term              long-term       Total distributions
Share class                             Net investment income       capital gains          capital gains                      paid
Six months ended June 30, 2005
Class A                                             $ 323,104                   -                     -                  $ 323,104
Class B                                                34,745                   -                     -                     34,745
Class C                                                34,945                   -                     -                     34,945
Class F                                                12,158                   -                     -                     12,158
Class 529-A                                             7,625                   -                     -                      7,625
Class 529-B                                             1,412                   -                     -                      1,412
Class 529-C                                             2,181                   -                     -                      2,181
Class 529-E                                               422                   -                     -                        422
Class 529-F                                               153                   -                     -                        153
Class R-1                                                 334                   -                     -                        334
Class R-2                                               5,092                   -                     -                      5,092
Class R-3                                              19,731                   -                     -                     19,731
Class R-4                                              11,806                   -                     -                     11,806
Class R-5                                               3,158                   -                     -                      3,158
Total                                               $ 456,866                   -                     -                  $ 456,866



                                             Distributions from ordinary income
                                                                                     Distributions from
                                                                       Short-term             long-term        Total distributions
Share class                             Net investment income       capital gains         capital gains                       paid
Year ended December 31, 2004
Class A                                             $ 500,575            $ 65,355             $ 625,527                $ 1,191,457
Class B                                                53,726              10,945               104,758                    169,429
Class C                                                49,896              11,161               106,830                    167,887
Class F                                                17,514               2,475                23,697                     43,686
Class 529-A                                            10,490               1,488                14,245                     26,223
Class 529-B                                             2,006                 488                 4,672                      7,166
Class 529-C                                             2,940                 721                 6,903                     10,564
Class 529-E                                               585                  99                   944                      1,628
Class 529-F                                               211                  30                   286                        527
Class R-1                                                 348                  92                   877                      1,317
Class R-2                                               6,144               1,449                13,867                     21,460
Class R-3                                              21,750               4,079                39,043                     64,872
Class R-4                                              10,876               1,859                17,793                     30,528
Class R-5                                               3,701                 505                 4,838                      9,044
Total                                               $ 680,762           $ 100,746             $ 964,280                $ 1,745,788


4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.220% on such assets in excess of $44 billion. The Board of Directors approved an amended agreement effective January 1, 2005, continuing the series of rates to include an additional annual rate of 0.215% on daily net assets in excess of $55 billion. CRMC is currently waiving a portion of these fees. At the beginning of the period, CRMC was waiving 5% of these fees and increased the waiver to 10% on April 1, 2005. During the six months ended June 30, 2005, the total investment advisory services fees waived by CRMC were $4,273,000. As a result, the fee shown on the accompanying financial statements of $56,492,000, which was equivalent to an annualized rate of 0.242%, was reduced to $52,219,000, or 0.224% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25%of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold. AFD is currently waiving a portion of these fees to the extent the amounts paid to qualified dealers or advisers was less than the approved limit. During the six months ended June 30, 2005, the total distribution services fees waived by AFD were $5,000, which related to Class 529-F.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2005, unreimbursed expenses subject to reimbursement totaled $8,130,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended June 30, 2005, CRMC agreed to pay AFS a portion of these fees for classes R-1 and R-2. For the six months ended June 30, 2005, the total administrative services fees paid by CRMC were $459 and $270,000 for classes R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described above for the six months ended June 30, 2005, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $37,406          $15,653        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          24,452           2,528         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          25,740         Included            $3,861              $609            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          1,438          Included              863                 71            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         641           Included              548                 60                 $366
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B        1,140          Included              171                 44                  114
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C        1,743          Included              261                 53                  174
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         119           Included              36                  4                   24
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          18           Included              11                  1                    7
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          239           Included              37                  12            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2         2,758          Included              821                982            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3         5,142          Included             1,543               (63)           Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4         1,365          Included              819                 17            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              128                 3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total         $102,201          $18,181            $9,099             $1,793                $685
         --------------------------------------------------------------------------------------------------------------

DEFERRED DIRECTORS'COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $185,000, shown on the accompanying financial statements, includes $165,000 in current fees (either paid in cash or deferred) and a net increase of $20,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                              Reinvestments of
Share class                                                                Sales(1)                     dividends and distributions
                                                                      Amount        Shares                 Amount          Shares
Six months ended June 30, 2005
Class A                                                          $ 4,417,046       248,530              $ 308,606          17,264
Class B                                                              467,104        26,383                 32,909           1,845
Class C                                                              851,985        48,113                 32,630           1,830
Class F                                                              239,519        13,475                 10,659             597
Class 529-A                                                          138,000         7,771                  7,625             427
Class 529-B                                                           28,747         1,619                  1,412              79
Class 529-C                                                           63,698         3,587                  2,181             122
Class 529-E                                                            8,969           505                    422              24
Class 529-F                                                            2,973           167                    153               8
Class R-1                                                             16,630           939                    333              19
Class R-2                                                            251,104        14,173                  5,089             286
Class R-3                                                            598,375        33,749                 19,728           1,107
Class R-4                                                            525,108        29,600                 11,805             661
Class R-5                                                             63,365         3,557                  3,114             174
Total net increase
   (decrease)                                                    $ 7,672,623       432,168              $ 436,666          24,443

Year ended December 31, 2004
Class A                                                         $ 10,161,839       577,369            $ 1,150,358          65,360
Class B                                                            1,498,014        85,380                161,343           9,167
Class C                                                            2,142,988       122,162                157,394           8,941
Class F                                                              547,771        31,106                 39,543           2,245
Class 529-A                                                          269,230        15,288                 26,221           1,490
Class 529-B                                                           73,124         4,159                  7,166             406
Class 529-C                                                          130,381         7,409                 10,563             598
Class 529-E                                                           16,967           964                  1,627              92
Class 529-F                                                            8,502           484                    527              30
Class R-1                                                             27,358         1,555                  1,317              75
Class R-2                                                            421,020        24,001                 21,453           1,219
Class R-3                                                          1,355,185        77,135                 64,836           3,687
Class R-4                                                            651,394        36,922                 30,528           1,733
Class R-5                                                            130,319         7,384                  8,959             508
Total net increase
   (decrease)                                                   $ 17,434,092       991,318            $ 1,681,835          95,551



Share class                                                             Repurchases(1)                         Net increase
                                                                      Amount        Shares                 Amount          Shares
Six months ended June 30, 2005
Class A                                                         $ (2,124,073)     (119,554)           $ 2,601,579         146,240
Class B                                                             (237,280)      (13,392)               262,733          14,836
Class C                                                             (386,448)      (21,828)               498,167          28,115
Class F                                                             (135,429)       (7,628)               114,749           6,444
Class 529-A                                                          (21,909)       (1,232)               123,716           6,966
Class 529-B                                                           (4,381)         (246)                25,778           1,452
Class 529-C                                                          (12,503)         (703)                53,376           3,006
Class 529-E                                                           (1,624)          (91)                 7,767             438
Class 529-F                                                             (557)          (31)                 2,569             144
Class R-1                                                             (4,365)         (247)                12,598             711
Class R-2                                                            (81,114)       (4,583)               175,079           9,876
Class R-3                                                           (174,766)       (9,850)               443,337          25,006
Class R-4                                                           (129,776)       (7,317)               407,137          22,944
Class R-5                                                            (25,460)       (1,430)                41,019           2,301
Total net increase
   (decrease)                                                   $ (3,339,685)     (188,132)           $ 4,769,604         268,479

Year ended December 31, 2004
Class A                                                         $ (3,112,201)     (176,736)           $ 8,199,996         465,993
Class B                                                             (321,531)      (18,317)             1,337,826          76,230
Class C                                                             (456,028)      (25,973)             1,844,354         105,130
Class F                                                             (172,554)       (9,799)               414,760          23,552
Class 529-A                                                          (26,939)       (1,529)               268,512          15,249
Class 529-B                                                           (5,869)         (333)                74,421           4,232
Class 529-C                                                          (17,334)         (983)               123,610           7,024
Class 529-E                                                           (1,894)         (107)                16,700             949
Class 529-F                                                           (2,582)         (147)                 6,447             367
Class R-1                                                             (5,010)         (284)                23,665           1,346
Class R-2                                                           (107,502)       (6,127)               334,971          19,093
Class R-3                                                           (203,828)      (11,588)             1,216,193          69,234
Class R-4                                                           (131,981)       (7,495)               549,941          31,160
Class R-5                                                            (27,972)       (1,590)               111,306           6,302
Total net increase
   (decrease)                                                   $ (4,593,225)     (261,008)          $ 14,522,702         825,861

(1) Includes exchanges between share classes of the fund.

6.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $10,784,837,000 and $6,482,740,000, respectively, during the six months ended June 30, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2005, the custodian fee of $273,000, shown on the accompanying financial statements, includes $60,000 that was offset by this reduction, rather than paid in cash.




Financial highlights (1)

                                                                                    Income (loss) from investment operations(2)
                                                                                                           Net
                                                                Net asset                       (losses) gains
                                                                   value,             Net        on securities        Total from
                                                                beginning      investment       (both realized        investment
                                                                of period          income       and unrealized)       operations
Class A:
 Six months ended 6/30/2005 (5)                                    $18.00            $.21                $(.16)             $.05
 Year ended 12/31/2004                                              17.29             .39                 1.12              1.51
 Year ended 12/31/2003                                              14.42             .37                 2.87              3.24
 Year ended 12/31/2002                                              15.85             .42                (1.40)             (.98)
 Year ended 12/31/2001                                              15.47             .51                  .73              1.24
 Year ended 12/31/2000                                              14.42             .57                 1.62              2.19
Class B:
 Six months ended 6/30/2005 (5)                                     17.95             .14                 (.16)             (.02)
 Year ended 12/31/2004                                              17.24             .26                 1.12              1.38
 Year ended 12/31/2003                                              14.38             .25                 2.86              3.11
 Year ended 12/31/2002                                              15.82             .31                (1.41)            (1.10)
 Year ended 12/31/2001                                              15.46             .39                  .73              1.12
 Period from 3/15/2000 to 12/31/2000                                13.65             .33                 2.41              2.74
Class C:
 Six months ended 6/30/2005 (5)                                     17.94             .13                 (.15)             (.02)
 Year ended 12/31/2004                                              17.24             .25                 1.11              1.36
 Year ended 12/31/2003                                              14.38             .24                 2.87              3.11
 Year ended 12/31/2002                                              15.82             .30                (1.41)            (1.11)
 Period from 3/15/2001 to 12/31/2001                                15.47             .30                  .63               .93
Class F:
 Six months ended 6/30/2005 (5)                                     18.00             .20                 (.15)              .05
 Year ended 12/31/2004                                              17.29             .39                 1.11              1.50
 Year ended 12/31/2003                                              14.42             .36                 2.88              3.24
 Year ended 12/31/2002                                              15.85             .42                (1.40)             (.98)
 Period from 3/15/2001 to 12/31/2001                                15.50             .40                  .62              1.02
Class 529-A:
 Six months ended 6/30/2005 (5)                                     17.99             .20                 (.16)              .04
 Year ended 12/31/2004                                              17.28             .38                 1.12              1.50
 Year ended 12/31/2003                                              14.41             .37                 2.87              3.24
 Period from 2/15/2002 to 12/31/2002                                15.82             .37                (1.33)             (.96)
Class 529-B:
 Six months ended 6/30/2005 (5)                                     17.99             .12                 (.16)             (.04)
 Year ended 12/31/2004                                              17.28             .23                 1.12              1.35
 Year ended 12/31/2003                                              14.41             .23                 2.87              3.10
 Period from 2/15/2002 to 12/31/2002                                15.82             .26                (1.33)            (1.07)
Class 529-C:
 Six months ended 6/30/2005 (5)                                     17.99             .12                 (.16)             (.04)
 Year ended 12/31/2004                                              17.28             .23                 1.12              1.35
 Year ended 12/31/2003                                              14.41             .23                 2.87              3.10
 Period from 2/19/2002 to 12/31/2002                                15.62             .26                (1.12)             (.86)
Class 529-E:
 Six months ended 6/30/2005 (5)                                     17.98             .17                 (.16)              .01
 Year ended 12/31/2004                                              17.28             .32                 1.11              1.43
 Year ended 12/31/2003                                              14.41             .31                 2.87              3.18
 Period from 3/5/2002 to 12/31/2002                                 16.14             .31                (1.76)            (1.45)
Class 529-F:
 Six months ended 6/30/2005 (5)                                     17.98             .20                 (.16)              .04
 Year ended 12/31/2004                                              17.27             .37                 1.12              1.49
 Year ended 12/31/2003                                              14.41             .35                 2.86              3.21
 Period from 9/17/2002 to 12/31/2002                                14.18             .13                  .21               .34




Financial highlights (1)                                           (continued)

                                                                                    Income (loss) from investment operations(2)
                                                                                                           Net
                                                                Net asset                       (losses) gains
                                                                   value,             Net        on securities        Total from
                                                                beginning      investment       (both realized        investment
                                                                of period          income       and unrealized)       operations
Class R-1:
 Six months ended 6/30/2005 (5)                                    $17.94            $.13                $(.15)            $(.02)
 Year ended 12/31/2004                                              17.24             .25                 1.11              1.36
 Year ended 12/31/2003                                              14.39             .24                 2.86              3.10
 Period from 5/29/2002 to 12/31/2002                                15.93             .19                (1.56)            (1.37)
Class R-2:
 Six months ended 6/30/2005 (5)                                     17.94             .13                 (.15)             (.02)
 Year ended 12/31/2004                                              17.24             .25                 1.11              1.36
 Year ended 12/31/2003                                              14.39             .24                 2.87              3.11
 Period from 5/21/2002 to 12/31/2002                                15.97             .20                (1.60)            (1.40)
Class R-3:
 Six months ended 6/30/2005 (5)                                     17.95             .18                 (.15)              .03
 Year ended 12/31/2004                                              17.25             .34                 1.10              1.44
 Year ended 12/31/2003                                              14.40             .31                 2.85              3.16
 Period from 6/4/2002 to 12/31/2002                                 15.70             .22                (1.32)            (1.10)
Class R-4:
 Six months ended 6/30/2005 (5)                                     17.99             .20                 (.16)              .04
 Year ended 12/31/2004                                              17.28             .39                 1.11              1.50
 Year ended 12/31/2003                                              14.41             .36                 2.88              3.24
 Period from 6/21/2002 to 12/31/2002                                15.32             .24                 (.93)             (.69)
Class R-5:
 Six months ended 6/30/2005 (5)                                     18.01             .23                 (.16)              .07
 Year ended 12/31/2004                                              17.30             .44                 1.12              1.56
 Year ended 12/31/2003                                              14.43             .41                 2.87              3.28
 Period from 5/15/2002 to 12/31/2002                                16.07             .30                (1.71)            (1.41)




Financial highlights (1)

                                                                          Dividends and distributions

                                                                Dividends
                                                                (from net   Distributions                Total         Net asset
                                                               investment   (from capital        dividends and        value, end
                                                                   income)          gains)       distributions         of period
Class A:
 Six months ended 6/30/2005 (5)                                     $(.19)            $ -                $(.19)           $17.86
 Year ended 12/31/2004                                               (.36)           (.44)                (.80)            18.00
 Year ended 12/31/2003                                               (.37)              -                 (.37)            17.29
 Year ended 12/31/2002                                               (.43)           (.02)                (.45)            14.42
 Year ended 12/31/2001                                               (.56)           (.30)                (.86)            15.85
 Year ended 12/31/2000                                               (.56)           (.58)               (1.14)            15.47
Class B:
 Six months ended 6/30/2005 (5)                                      (.12)              -                 (.12)            17.81
 Year ended 12/31/2004                                               (.23)           (.44)                (.67)            17.95
 Year ended 12/31/2003                                               (.25)              -                 (.25)            17.24
 Year ended 12/31/2002                                               (.32)           (.02)                (.34)            14.38
 Year ended 12/31/2001                                               (.46)           (.30)                (.76)            15.82
 Period from 3/15/2000 to 12/31/2000                                 (.35)           (.58)                (.93)            15.46
Class C:
 Six months ended 6/30/2005 (5)                                      (.12)              -                 (.12)            17.80
 Year ended 12/31/2004                                               (.22)           (.44)                (.66)            17.94
 Year ended 12/31/2003                                               (.25)              -                 (.25)            17.24
 Year ended 12/31/2002                                               (.31)           (.02)                (.33)            14.38
 Period from 3/15/2001 to 12/31/2001                                 (.32)           (.26)                (.58)            15.82
Class F:
 Six months ended 6/30/2005 (5)                                      (.19)              -                 (.19)            17.86
 Year ended 12/31/2004                                               (.35)           (.44)                (.79)            18.00
 Year ended 12/31/2003                                               (.37)              -                 (.37)            17.29
 Year ended 12/31/2002                                               (.43)           (.02)                (.45)            14.42
 Period from 3/15/2001 to 12/31/2001                                 (.41)           (.26)                (.67)            15.85
Class 529-A:
 Six months ended 6/30/2005 (5)                                      (.18)              -                 (.18)            17.85
 Year ended 12/31/2004                                               (.35)           (.44)                (.79)            17.99
 Year ended 12/31/2003                                               (.37)              -                 (.37)            17.28
 Period from 2/15/2002 to 12/31/2002                                 (.43)           (.02)                (.45)            14.41
Class 529-B:
 Six months ended 6/30/2005 (5)                                      (.11)              -                 (.11)            17.84
 Year ended 12/31/2004                                               (.20)           (.44)                (.64)            17.99
 Year ended 12/31/2003                                               (.23)              -                 (.23)            17.28
 Period from 2/15/2002 to 12/31/2002                                 (.32)           (.02)                (.34)            14.41
Class 529-C:
 Six months ended 6/30/2005 (5)                                      (.11)              -                 (.11)            17.84
 Year ended 12/31/2004                                               (.20)           (.44)                (.64)            17.99
 Year ended 12/31/2003                                               (.23)              -                 (.23)            17.28
 Period from 2/19/2002 to 12/31/2002                                 (.33)           (.02)                (.35)            14.41
Class 529-E:
 Six months ended 6/30/2005 (5)                                      (.15)              -                 (.15)            17.84
 Year ended 12/31/2004                                               (.29)           (.44)                (.73)            17.98
 Year ended 12/31/2003                                               (.31)              -                 (.31)            17.28
 Period from 3/5/2002 to 12/31/2002                                  (.28)              -                 (.28)            14.41
Class 529-F:
 Six months ended 6/30/2005 (5)                                      (.18)              -                 (.18)            17.84
 Year ended 12/31/2004                                               (.34)           (.44)                (.78)            17.98
 Year ended 12/31/2003                                               (.35)              -                 (.35)            17.27
 Period from 9/17/2002 to 12/31/2002                                 (.11)              -                 (.11)            14.41





Financial highlights (1)                                            (continued)

                                                                        Dividends and distributions

                                                                Dividends
                                                                (from net   Distributions                Total         Net asset
                                                               investment   (from capital        dividends and        value, end
                                                                   income)          gains)       distributions         of period
Class R-1:
 Six months ended 6/30/2005 (5)                                     $(.12)            $ -                $(.12)           $17.80
 Year ended 12/31/2004                                               (.22)           (.44)                (.66)            17.94
 Year ended 12/31/2003                                               (.25)              -                 (.25)            17.24
 Period from 5/29/2002 to 12/31/2002                                 (.17)              -                 (.17)            14.39
Class R-2:
 Six months ended 6/30/2005 (5)                                      (.12)              -                 (.12)            17.80
 Year ended 12/31/2004                                               (.22)           (.44)                (.66)            17.94
 Year ended 12/31/2003                                               (.26)              -                 (.26)            17.24
 Period from 5/21/2002 to 12/31/2002                                 (.18)              -                 (.18)            14.39
Class R-3:
 Six months ended 6/30/2005 (5)                                      (.17)              -                 (.17)            17.81
 Year ended 12/31/2004                                               (.30)           (.44)                (.74)            17.95
 Year ended 12/31/2003                                               (.31)              -                 (.31)            17.25
 Period from 6/4/2002 to 12/31/2002                                  (.20)              -                 (.20)            14.40
Class R-4:
 Six months ended 6/30/2005 (5)                                      (.19)              -                 (.19)            17.84
 Year ended 12/31/2004                                               (.35)           (.44)                (.79)            17.99
 Year ended 12/31/2003                                               (.37)              -                 (.37)            17.28
 Period from 6/21/2002 to 12/31/2002                                 (.22)              -                 (.22)            14.41
Class R-5:
 Six months ended 6/30/2005 (5)                                      (.21)              -                 (.21)            17.87
 Year ended 12/31/2004                                               (.41)           (.44)                (.85)            18.01
 Year ended 12/31/2003                                               (.41)              -                 (.41)            17.30
 Period from 5/15/2002 to 12/31/2002                                 (.23)              -                 (.23)            14.43




Financial highlights (1)

                                                                              Ratio of expenses    Ratio of expenses
                                                                                 to average net       to average net       Ratio of
                                                                 Net assets,      assets before         assets after     net income
                                                      Total   end of period     reimbursements/      reimbursements/     to average
                                                  return (3)   (in millions)            waivers          waivers (4)     net assets
Class A:
 Six months ended 6/30/2005 (5)                        .28%         $31,543             .63% (6)            .61% (6)      2.32% (6)
 Year ended 12/31/2004                                 8.92          29,162              .63                 .62           2.23
 Year ended 12/31/2003                                22.82          19,951              .67                 .67           2.38
 Year ended 12/31/2002                                (6.27)         12,405              .70                 .70           2.79
 Year ended 12/31/2001                                 8.19           8,915              .68                 .68           3.26
 Year ended 12/31/2000                                15.85           6,042              .69                 .69           3.93
Class B:
 Six months ended 6/30/2005 (5)                        (.08)          5,075             1.38 (6)            1.36 (6)       1.57 (6)
 Year ended 12/31/2004                                 8.15           4,849             1.37                1.37           1.48
 Year ended 12/31/2003                                21.90           3,344             1.42                1.42           1.62
 Year ended 12/31/2002                                (7.04)          1,784             1.46                1.46           2.07
 Year ended 12/31/2001                                 7.34             608             1.44                1.44           2.46
 Period from 3/15/2000 to 12/31/2000                  20.52              38             1.44 (6)            1.44 (6)       3.02 (6)
Class C:
 Six months ended 6/30/2005 (5)                        (.12)          5,436             1.45 (6)            1.43 (6)       1.51 (6)
 Year ended 12/31/2004                                 8.02           4,976             1.44                1.44           1.42
 Year ended 12/31/2003                                21.84           2,968             1.48                1.48           1.55
 Year ended 12/31/2002                                (7.08)          1,440             1.51                1.51           2.03
 Period from 3/15/2001 to 12/31/2001                   6.08             406             1.54 (6)            1.54 (6)       2.36 (6)
Class F:
 Six months ended 6/30/2005 (5)                         .26           1,216              .68 (6)             .66 (6)       2.28 (6)
 Year ended 12/31/2004                                 8.88           1,110              .67                 .67           2.19
 Year ended 12/31/2003                                22.79             659              .69                 .69           2.34
 Year ended 12/31/2002                                (6.29)            320              .72                 .72           2.81
 Period from 3/15/2001 to 12/31/2001                   6.64             104              .75 (6)             .75 (6)       3.15 (6)
Class 529-A:
 Six months ended 6/30/2005 (5)                         .24             798              .72 (6)             .70 (6)       2.24 (6)
 Year ended 12/31/2004                                 8.88             679              .69                 .68           2.18
 Year ended 12/31/2003                                22.87             389              .67                 .67           2.36
 Period from 2/15/2002 to 12/31/2002                  (6.19)            160              .72 (6)             .72 (6)       2.91 (6)
Class 529-B:
 Six months ended 6/30/2005 (5)                        (.23)            243             1.56 (6)            1.54 (6)       1.39 (6)
 Year ended 12/31/2004                                 7.94             219             1.56                1.56           1.30
 Year ended 12/31/2003                                21.74             137             1.58                1.58           1.44
 Period from 2/15/2002 to 12/31/2002                  (6.85)             55             1.60 (6)            1.60 (6)       2.04 (6)
Class 529-C:
 Six months ended 6/30/2005 (5)                        (.23)            378             1.55 (6)            1.54 (6)       1.40 (6)
 Year ended 12/31/2004                                 7.94             327             1.55                1.55           1.31
 Year ended 12/31/2003                                21.76             193             1.57                1.57           1.46
 Period from 2/19/2002 to 12/31/2002                  (5.63)             77             1.59 (6)            1.59 (6)       2.05 (6)
Class 529-E:
 Six months ended 6/30/2005 (5)                         .08              52             1.04 (6)            1.02 (6)       1.92 (6)
 Year ended 12/31/2004                                 8.44              45             1.04                1.03           1.83
 Year ended 12/31/2003                                22.37              27             1.05                1.05           1.97
 Period from 3/5/2002 to 12/31/2002                   (9.02)             10             1.06 (6)            1.06 (6)       2.60 (6)
Class 529-F:
 Six months ended 6/30/2005 (5)                         .24              16              .79 (6)             .61 (6)       2.33 (6)
 Year ended 12/31/2004                                 8.78              14              .79                 .78           2.09
 Year ended 12/31/2003                                22.63               7              .80                 .80           2.16
 Period from 9/17/2002 to 12/31/2002                   2.36               - (7)          .23                 .23            .87






Financial highlights (1)                                            (continued)


                                                                              Ratio of expenses    Ratio of expenses
                                                                                 to average net       to average net      Ratio of
                                                                Net assets,       assets before         assets after    net income
                                                      Total   end of period     reimbursements/      reimbursements/    to average
                                                     return    (in millions)            waivers          waivers (4)    net assets
Class R-1:
 Six months ended 6/30/2005 (5)                       (.12%)            $54            1.47% (6)           1.44% (6)      1.50% (6)
 Year ended 12/31/2004                                 8.01              41             1.48                1.46           1.43
 Year ended 12/31/2003                                21.77              16             1.52                1.48           1.50
 Period from 5/29/2002 to 12/31/2002                  (8.61)              2             1.83 (6)            1.48 (6)       2.23 (6)
Class R-2:
 Six months ended 6/30/2005 (5)                        (.11)            818             1.50 (6)            1.41 (6)       1.53 (6)
 Year ended 12/31/2004                                 8.05             648             1.55                1.42           1.45
 Year ended 12/31/2003                                21.83             293             1.70                1.44           1.54
 Period from 5/21/2002 to 12/31/2002                  (8.79)             42             1.54 (6)            1.45 (6)       2.30 (6)
Class R-3:
 Six months ended 6/30/2005 (5)                         .15           2,259              .93 (6)             .91 (6)       2.03 (6)
 Year ended 12/31/2004                                 8.52           1,828              .97                 .97           1.94
 Year ended 12/31/2003                                22.27             563             1.05                1.05           1.94
 Period from 6/4/2002 to 12/31/2002                   (7.04)             79             1.08 (6)            1.06 (6)       2.67 (6)
Class R-4:
 Six months ended 6/30/2005 (5)                         .21           1,233              .67 (6)             .65 (6)       2.30 (6)
 Year ended 12/31/2004                                 8.89             830              .67                 .66           2.23
 Year ended 12/31/2003                                22.81             258              .68                 .68           2.28
 Period from 6/21/2002 to 12/31/2002                  (4.52)             25              .75 (6)             .71 (6)       3.13 (6)
Class R-5:
 Six months ended 6/30/2005 (5)                         .41             285              .37 (6)             .35 (6)       2.59 (6)
 Year ended 12/31/2004                                 9.21             246              .37                 .36           2.51
 Year ended 12/31/2003                                23.16             127              .38                 .38           2.62
 Period from 5/15/2002 to 12/31/2002                  (8.77)             26              .39 (6)             .39 (6)       3.27 (6)


                                                        Six months ended
                                                             June 30,                        Year ended December 31
                                                             2005 (5)           2004      2003        2002        2001        2000

Portfolio turnover rate for all classes of shares              14%               25%       32%         41%         50%         51%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. During the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during the six months ended 6/30/2005, AFD agreed to waive a portion of the fees related to distribution services for Class 529-F.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.


See Notes to Financial Statements


EXPENSE EXAMPLE                                                       unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005, through June 30, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning account        Ending account       Expenses paid       Annualized
                                                  value 1/1/2005       value 6/30/2005    during period(1)    expense ratio

Class A -- actual return                               $1,000.00             $1,002.80              $3.03              .61%
Class A -- assumed 5% return                            1,000.00              1,021.77               3.06              .61
Class B -- actual return                                1,000.00                999.16               6.74             1.36
Class B -- assumed 5% return                            1,000.00              1,018.05               6.80             1.36
Class C -- actual return                                1,000.00                998.81               7.09             1.43
Class C -- assumed 5% return                            1,000.00              1,017.70               7.15             1.43
Class F -- actual return                                1,000.00              1,002.59               3.28              .66
Class F -- assumed 5% return                            1,000.00              1,021.52               3.31              .66
Class 529-A -- actual return                            1,000.00              1,002.37               3.48              .70
Class 529-A -- assumed 5% return                        1,000.00              1,021.32               3.51              .70
Class 529-B -- actual return                            1,000.00                997.70               7.63             1.54
Class 529-B -- assumed 5% return                        1,000.00              1,017.16               7.70             1.54
Class 529-C -- actual return                            1,000.00                997.74               7.63             1.54
Class 529-C -- assumed 5% return                        1,000.00              1,017.16               7.70             1.54
Class 529-E -- actual return                            1,000.00              1,000.79               5.06             1.02
Class 529-E -- assumed 5% return                        1,000.00              1,019.74               5.11             1.02
Class 529-F -- actual return                            1,000.00              1,002.36               3.03              .61
Class 529-F -- assumed 5% return                        1,000.00              1,021.77               3.06              .61
Class R-1 -- actual return                              1,000.00                998.78               7.14             1.44
Class R-1 -- assumed 5% return                          1,000.00              1,017.65               7.20             1.44
Class R-2 -- actual return                              1,000.00                998.92               6.99             1.41
Class R-2 -- assumed 5% return                          1,000.00              1,017.80               7.05             1.41
Class R-3 -- actual return                              1,000.00              1,001.51               4.52              .91
Class R-3 -- assumed 5% return                          1,000.00              1,020.28               4.56              .91
Class R-4 -- actual return                              1,000.00              1,002.11               3.23              .65
Class R-4 -- assumed 5% return                          1,000.00              1,021.57               3.26              .65
Class R-5 -- actual return                              1,000.00              1,004.08               1.74              .35
Class R-5 -- assumed 5% return                          1,000.00              1,023.06               1.76              .35

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).


OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American Balanced Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.75 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.05 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

If you reside in a state other than Virginia, there may be an in-state plan that offers additional tax benefits not available in CollegeAmerica. Talk to your tax adviser. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2005, portfolio of American Balanced Fund's investments is available free of charge on the SEC website or upon request by calling AFS.

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of American Balanced Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


[logo - American Funds(R)]

CollegeAmerica is sponsored by
Virginia College Savings Plan(SM)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
>  American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-911-0805P

Litho in USA AGD/AL/8077-S4355

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

AMERICAN BALANCED FUND(R)

Investment portfolio
June 30, 2005                                                        unaudited

                                                                                                                     Market value
Common stocks -- 66.54%                                                                                   Shares            (000)

FINANCIALS -- 11.66%
Fannie Mae                                                                                            10,000,000      $   584,000
Citigroup Inc.                                                                                        12,550,000          580,186
American International Group, Inc.                                                                     9,000,000          522,900
Berkshire Hathaway Inc., Class A(1)                                                                        5,200          434,200
Washington Mutual, Inc.                                                                               10,000,000          406,900
American Express Co.                                                                                   7,500,000          399,225
Freddie Mac                                                                                            5,750,000          375,072
St. Paul Travelers Companies, Inc.                                                                     9,075,000          358,735
Wells Fargo & Co.                                                                                      5,700,000          351,006
Bank of New York Co., Inc.                                                                             9,900,000          284,922
U.S. Bancorp                                                                                           8,890,000          259,588
Genworth Financial, Inc., Class A                                                                      7,900,000          238,817
Bank of America Corp.                                                                                  4,300,000          196,123
Societe Generale                                                                                       1,700,000          172,911
Aon Corp.                                                                                              6,500,000          162,760
SunTrust Banks, Inc.                                                                                   2,000,000          144,480
ING Groep NV                                                                                           4,002,421          113,058
Marsh & McLennan Companies, Inc.                                                                       3,200,000           88,640
Jefferson-Pilot Corp.                                                                                  1,700,000           85,714
                                                                                                                        5,759,237

INFORMATION TECHNOLOGY -- 11.06%
Microsoft Corp.                                                                                       33,250,000          825,930
Intel Corp.                                                                                           27,000,000          703,620
Hewlett-Packard Co.                                                                                   28,750,000          675,913
International Business Machines Corp.                                                                  9,000,000          667,800
Cisco Systems, Inc.(1)                                                                                22,000,000          420,420
Texas Instruments Inc.                                                                                14,773,700          414,698
Automatic Data Processing, Inc.                                                                        8,500,000          356,745
Analog Devices, Inc.                                                                                   7,100,000          264,901
Electronic Data Systems Corp.                                                                         12,550,000          241,587
Motorola, Inc.                                                                                         7,700,000          140,602
EMC Corp.(1)                                                                                           8,500,000          116,535
Nokia Corp. (ADR)                                                                                      7,000,000          116,480
Maxim Integrated Products, Inc.                                                                        3,000,000          114,630
Dell Inc.(1)                                                                                           2,700,000          106,677
Oracle Corp.(1)                                                                                        8,000,000          105,600
Applied Materials, Inc.                                                                                6,100,000           98,698
Agilent Technologies, Inc.(1)                                                                          4,000,000           92,080
                                                                                                                        5,462,916

INDUSTRIALS -- 8.68%
General Electric Co.                                                                                  22,700,000          786,555
United Technologies Corp.                                                                             13,630,000          699,900
Northrop Grumman Corp.                                                                                11,620,000          642,005
Tyco International Ltd.                                                                               19,090,000          557,428
3M Co.                                                                                                 5,900,000          426,570
Lockheed Martin Corp.                                                                                  5,700,000          369,759
United Parcel Service, Inc., Class B                                                                   3,350,000          231,686
Deere & Co.                                                                                            1,900,000          124,431
Illinois Tool Works Inc.                                                                               1,500,000          119,520
Burlington Northern Santa Fe Corp.                                                                     2,250,000          105,930
General Dynamics Corp.                                                                                   880,000           96,395
Southwest Airlines Co.                                                                                 6,835,000           95,212
IKON Office Solutions, Inc.                                                                            3,500,000           33,285
                                                                                                                        4,288,676

HEALTH CARE -- 7.59%
Eli Lilly and Co.                                                                                     10,902,000          607,350
Abbott Laboratories                                                                                   12,381,900          606,837
Bristol-Myers Squibb Co.                                                                              14,750,000          368,455
McKesson Corp.                                                                                         8,200,000          367,278
Johnson & Johnson                                                                                      5,360,000          348,400
Medtronic, Inc.                                                                                        5,850,000          302,971
Wyeth                                                                                                  6,250,000          278,125
Merck & Co., Inc.                                                                                      8,000,000          246,400
AstraZeneca PLC (ADR)                                                                                  4,065,000          167,722
Pfizer Inc                                                                                             5,600,000          154,448
Aetna Inc.                                                                                             1,300,000          107,666
Amgen Inc.(1)                                                                                          1,700,000          102,782
CIGNA Corp.                                                                                              864,800           92,560
                                                                                                                        3,750,994

CONSUMER STAPLES -- 7.02%
Altria Group, Inc.                                                                                    16,000,000        1,034,560
Wal-Mart Stores, Inc.                                                                                 15,500,000          747,100
Walgreen Co.                                                                                           7,400,000          340,326
PepsiCo, Inc.                                                                                          6,300,000          339,759
Avon Products, Inc.                                                                                    5,700,000          215,745
Coca-Cola Co.                                                                                          4,200,000          175,350
Anheuser-Busch Companies, Inc.                                                                         3,786,100          173,214
Sara Lee Corp.                                                                                         8,300,000          164,423
H.J. Heinz Co.                                                                                         2,750,000           97,405
Unilever NV (New York registered)                                                                      1,500,000           97,245
Procter & Gamble Co.                                                                                   1,600,000           84,400
                                                                                                                        3,469,527

CONSUMER DISCRETIONARY -- 6.95%
Target Corp.                                                                                           6,950,000          378,149
Lowe's Companies, Inc.                                                                                 5,600,000          326,032
Kohl's Corp.(1)                                                                                        5,500,000          307,505
TJX Companies, Inc.                                                                                   10,500,000          255,675
Clear Channel Communications, Inc.                                                                     8,250,000          255,173
General Motors Corp.                                                                                   6,970,000          236,980
Time Warner Inc.(1)                                                                                   14,000,000          233,940
Home Depot, Inc.                                                                                       5,000,000          194,500
Carnival PLC                                                                                           2,850,000          161,691
Magna International Inc., Class A                                                                      2,250,000          158,265
Gannett Co., Inc.                                                                                      2,150,000          152,930
Best Buy Co., Inc.                                                                                     2,200,000          150,810
Leggett & Platt, Inc.                                                                                  5,500,000          146,190
Comcast Corp., Class A(1)                                                                              3,700,000          113,590
Walt Disney Co.                                                                                        4,500,000          113,310
Koninklijke Philips Electronics NV                                                                     4,250,000          107,363
Carnival Corp., units                                                                                  1,600,000           87,280
Interpublic Group of Companies, Inc.(1)                                                                4,235,000           51,582
                                                                                                                        3,430,965

ENERGY -- 5.66%
Royal Dutch Petroleum Co. (New York registered)                                                       14,000,000          908,600
Exxon Mobil Corp.                                                                                     13,600,000          781,592
ConocoPhillips                                                                                         7,400,000          425,426
TOTAL SA (ADR)                                                                                         2,825,000          330,101
Chevron Corp.                                                                                          4,500,000          251,640
Marathon Oil Corp.                                                                                     1,885,000          100,603
                                                                                                                        2,797,962

TELECOMMUNICATION SERVICES -- 3.97%
BellSouth Corp.                                                                                       25,350,000          673,549
SBC Communications Inc.                                                                               19,250,000          457,188
Sprint Corp.                                                                                          15,000,000          376,350
AT&T Corp.                                                                                            13,000,000          247,520
ALLTEL Corp.                                                                                           1,900,000          118,332
Verizon Communications Inc.                                                                            2,500,000           86,375
                                                                                                                        1,959,314

MATERIALS -- 1.70%
International Paper Co.                                                                                8,150,000          246,211
E.I. du Pont de Nemours and Co.                                                                        4,000,000          172,040
Dow Chemical Co.                                                                                       3,520,000          156,746
Alcoa Inc.                                                                                             5,300,000          138,489
Weyerhaeuser Co.                                                                                       2,000,000          127,300
                                                                                                                          840,786

UTILITIES -- 0.69%
Exelon Corp.                                                                                           2,880,000          147,830
National Grid Transco PLC                                                                             10,200,000           98,853
Dominion Resources, Inc.                                                                               1,300,000           95,407
                                                                                                                          342,090

MISCELLANEOUS -- 1.56%
Other common stocks in initial period of acquisition                                                                      771,848


Total common stocks (cost: $29,420,261,000)                                                                            32,874,315



                                                                                                                     Market value
Preferred stocks -- 0.36%                                                                                 Shares            (000)

FINANCIALS -- 0.28%
Fannie Mae, Series O, 7.00% preferred(2)                                                                 615,000        $  34,267
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(2,3)                                 14,425,000           16,352
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred(2,3)              5,000,000            8,025
HSBC Capital Funding LP 8.03% noncumulative preferred(3)                                               5,000,000            7,783
ING Capital Funding Trust III 8.439% noncumulative preferred(3)                                       13,000,000           15,397
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(2,3)                                    7,000,000            7,542
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(2,3)                                    6,000,000            7,274
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%                                   8,500,000            8,668
RBS Capital Trust I 4.709% noncumulative trust preferred(3)                                            4,500,000            4,447
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities(2)                   370,000           10,441
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                               300,000            8,211
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares(2,3)            5,500,000            6,311
ACE Ltd., Series C, 7.80% preferred depositary shares                                                    145,000            3,886
                                                                                                                          138,604

MISCELLANEOUS -- 0.08%
Other preferred stocks in initial period of acquisition                                                                    42,189


Total preferred stocks (cost: $162,887,000)                                                                               180,793


                                                                                                       Shares or
Convertible securities -- 0.04%                                                                 Principal amount

CONSUMER DISCRETIONARY -- 0.02%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                        159,600            6,437
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                              $5,000,000            3,712
                                                                                                                           10,149

FINANCIALS -- 0.02%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                               150,000            7,666


Total convertible securities (cost: $19,303,000)                                                                           17,815


                                                                                                Principal amount
Bonds & notes -- 28.67%                                                                                    (000)

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 8.38%
U.S. Treasury 5.75% 2005                                                                                $129,750          130,906
U.S. Treasury 2.50% 2006                                                                                  50,000           49,543
U.S. Treasury 2.625% 2006                                                                                 40,000           39,481
U.S. Treasury 3.50% 2006                                                                                 500,000          499,490
U.S. Treasury 6.875% 2006                                                                                150,000          154,300
U.S. Treasury 3.25% 2007                                                                                  40,000           39,678
U.S. Treasury 3.75% 2007                                                                                 100,000          100,148
U.S. Treasury 3.375% 2007(4)                                                                              36,840           38,049
U.S. Treasury 4.375% 2007                                                                                100,000          101,320
U.S. Treasury 6.25% 2007                                                                                 200,000          208,360
U.S. Treasury 6.625% 2007                                                                                190,000          200,169
U.S. Treasury 2.625% 2008                                                                                 50,000           48,586
U.S. Treasury 3.625% 2008(4)                                                                              54,193           57,397
U.S. Treasury 4.75% 2008                                                                                  20,000           20,675
U.S. Treasury 5.625% 2008                                                                                275,000          289,501
U.S. Treasury 3.625% 2009                                                                                333,500          332,433
U.S. Treasury 3.875% 2009(4)                                                                             137,613          149,849
U.S. Treasury 0.875% 2010(4)                                                                              20,540           20,040
U.S. Treasury 5.75% 2010                                                                                  50,000           54,664
U.S. Treasury 3.50% 2011(4)                                                                               27,946           31,000
U.S. Treasury 5.00% 2011                                                                                  25,000           26,562
U.S. Treasury 3.375% 2012(4)                                                                              65,742           73,428
U.S. Treasury 4.875% 2012                                                                                126,250          134,141
U.S. Treasury 10.375% 2012                                                                                 8,000            9,214
U.S. Treasury 2.00% 2014(4)                                                                               51,331           52,889
U.S. Treasury 11.250% 2015                                                                                 8,000           12,631
U.S. Treasury 9.25% 2016                                                                                  90,000          130,444
U.S. Treasury 8.875% 2017                                                                                 70,000          101,807
U.S. Treasury 6.25% 2023                                                                                  88,500          110,321
U.S. Treasury 2.375% 2025(4)                                                                              51,608           56,290
U.S. Treasury 6.875% 2025                                                                                224,500          302,375
U.S. Treasury 5.25% 2029                                                                                  15,000           17,159
Freddie Mac 1.875% 2006                                                                                    8,020            7,929
Freddie Mac 6.625% 2009                                                                                  205,750          226,617
Freddie Mac 5.75% 2010                                                                                     3,000            4,158
Freddie Mac 6.25% 2012                                                                                     5,000            5,165
Federal Home Loan Bank 2.00% 2006                                                                         68,470           67,741
Federal Home Loan Bank 2.375% 2006                                                                       105,260          104,133
Federal Home Loan Bank 5.823% 2009                                                                        45,000           47,740
Fannie Mae 6.625% 2009                                                                                    25,000           27,527
Fannie Mae 6.25% 2011                                                                                     20,500           22,412
Fannie Mae 5.25% 2012                                                                                      5,000            5,256
Fannie Mae 6.25% 2029                                                                                     13,000           16,053
United States Government-Guaranteed Certificates of Participation, Overseas Private
     Investment Corp., Series 2000-044-A, 3.74% 2015(5)                                                   10,764           10,564
                                                                                                                        4,138,145

MORTGAGE-BACKED OBLIGATIONS(5) -- 6.12%
Fannie Mae 7.00% 2008                                                                                        169              177
Fannie Mae, Series 2000-T5B, 7.30% 2010                                                                   52,930           60,094
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011                                                         45,000           48,090
Fannie Mae 4.89% 2012                                                                                     30,000           30,762
Fannie Mae 6.00% 2013                                                                                      2,632            2,727
Fannie Mae 6.00% 2013                                                                                        594              615
Fannie Mae 4.00% 2015                                                                                     38,496           38,049
Fannie Mae 6.00% 2016                                                                                      1,412            1,461
Fannie Mae 6.00% 2016                                                                                        716              742
Fannie Mae 9.00% 2016                                                                                        715              755
Fannie Mae 6.00% 2017                                                                                      5,316            5,503
Fannie Mae 6.00% 2017                                                                                      4,228            4,376
Fannie Mae 6.00% 2017                                                                                      3,827            3,961
Fannie Mae 6.00% 2017                                                                                      1,603            1,659
Fannie Mae 5.00% 2018                                                                                     29,950           30,353
Fannie Mae 5.00% 2018                                                                                      5,785            5,863
Fannie Mae 5.00% 2018                                                                                      3,533            3,579
Fannie Mae 5.50% 2018                                                                                     33,261           34,193
Fannie Mae 11.00% 2018                                                                                       876            1,027
Fannie Mae 5.50% 2019                                                                                      5,999            6,167
Fannie Mae 11.00% 2020                                                                                       392              445
Fannie Mae 10.50% 2022                                                                                       809              918
Fannie Mae, Series 2001-4, Class NA, 11.836% 2025(3)                                                       1,024            1,178
Fannie Mae 7.00% 2026                                                                                        592              631
Fannie Mae 8.50% 2027                                                                                        190              208
Fannie Mae 8.50% 2027                                                                                        133              146
Fannie Mae 8.50% 2027                                                                                         76               83
Fannie Mae 8.50% 2027                                                                                         60               66
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                          2,319            2,482
Fannie Mae 7.50% 2030                                                                                        397              426
Fannie Mae 7.50% 2030                                                                                        194              208
Fannie Mae 6.50% 2031                                                                                      1,871            1,938
Fannie Mae 6.50% 2031                                                                                        727              753
Fannie Mae 7.00% 2031                                                                                        519              548
Fannie Mae 7.50% 2031                                                                                        581              622
Fannie Mae 7.50% 2031                                                                                        407              437
Fannie Mae, Series 2001-20, Class D, 11.051% 2031(3)                                                         206              243
Fannie Mae 5.50% 2032                                                                                      6,947            7,065
Fannie Mae 6.50% 2032                                                                                      2,639            2,734
Fannie Mae 6.50% 2032                                                                                      1,984            2,056
Fannie Mae 5.50% 2033                                                                                     42,224           42,874
Fannie Mae 6.50% 2033                                                                                     20,862           21,620
Fannie Mae 6.00% 2034                                                                                     71,795           73,680
Fannie Mae 6.00% 2034                                                                                     52,649           54,031
Fannie Mae 6.00% 2034                                                                                     26,262           26,952
Fannie Mae 6.00% 2034                                                                                     26,144           26,830
Fannie Mae 6.00% 2034                                                                                     13,989           14,356
Fannie Mae 6.00% 2034                                                                                      4,569            4,689
Fannie Mae 6.00% 2034                                                                                      3,851            3,952
Fannie Mae 5.00% 2035                                                                                     16,740           16,739
Fannie Mae 5.50% 2035                                                                                     32,889           33,364
Fannie Mae 5.50% 2035                                                                                     22,000           22,325
Fannie Mae 6.00% 2035                                                                                     13,261           13,630
Fannie Mae 6.00% 2035                                                                                        972            1,000
Fannie Mae 6.00% 2035                                                                                        914              940
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                     13,328           13,261
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                         1,533            1,620
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                           1,379            1,464
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                           2,086            2,222
CS First Boston Mortgage Securities Corp., Series 2004-HC1, Class A-1, 3.62% 2021(2,3)                    17,577           17,577
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032                        10,933           11,110
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032                         9,976           10,085
CS First Boston Mortgage Securities Corp., Series 2003-23, Class V-A-1, 6.00% 2033                        25,236           25,635
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033                         8,946            9,166
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033                        11,234           11,606
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.745% 2034(3)                   7,638            7,637
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034                        3,875            4,070
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                         4,151            4,188
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034                        18,347           18,640
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                         7,000            7,306
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035                        1,584            1,589
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035                         28,300           30,842
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035                        30,393           31,171
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035                         93,660          101,962
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037                        2,770            2,786
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037                        7,410            8,098
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039                          13,000           12,802
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039                          5,000            4,947
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040                          8,349            8,816
Freddie Mac, Series H009, Class A-2, 1.876% 2008(3)                                                        1,097            1,083
Freddie Mac 8.50% 2008                                                                                        11               11
Freddie Mac, Series SF02, Class GC, 2.64% 2009                                                            10,000            9,695
Freddie Mac 4.00% 2015                                                                                    67,377           66,071
Freddie Mac, Series 2310, Class B, 9.904% 2015(3)                                                            442              494
Freddie Mac 5.00% 2018                                                                                    34,028           34,468
Freddie Mac 10.00% 2018                                                                                      677              777
Freddie Mac 8.50% 2020                                                                                       518              570
Freddie Mac 8.50% 2020                                                                                        62               68
Freddie Mac 7.50% 2024                                                                                        54               59
Freddie Mac 6.50% 2032                                                                                       655              679
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                           8,355            8,911
Freddie Mac 6.00% 2034                                                                                    32,157           32,996
Freddie Mac 6.00% 2034                                                                                    24,869           25,518
Freddie Mac 5.00% 2035                                                                                    24,200           24,194
Freddie Mac 6.00% 2035                                                                                    31,379           32,247
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                         2,367            2,357
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                                7,022            7,083
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034                              21,687           22,029
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035                             22,454           22,692
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035                             45,363           46,327
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035                              38,576           39,510
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034                               54,330           54,968
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                    65,790           67,022
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.013% 2033(3)                                        16,168           15,985
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.127% 2033(3)                                       5,827            5,851
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.386% 2034(3)                                      32,408           32,026
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.444% 2034(3)                                      29,978           29,799
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.011% 2034(3)                                      21,802           21,927
Government National Mortgage Assn. 9.00% 2009                                                              1,384            1,454
Government National Mortgage Assn. 6.00% 2014                                                              1,003            1,044
Government National Mortgage Assn. 5.50% 2017                                                              4,546            4,699
Government National Mortgage Assn. 10.00% 2020                                                               645              751
Government National Mortgage Assn. 10.00% 2021                                                             1,126            1,315
Government National Mortgage Assn. 7.50% 2033                                                              8,751            9,442
Government National Mortgage Assn. 6.50% 2034                                                              8,049            8,443
Government National Mortgage Assn. 7.00% 2034                                                              8,026            8,552
Government National Mortgage Assn. 4.00% 2035(3)                                                          30,884           30,555
Government National Mortgage Assn. 4.00% 2035(3)                                                           9,381            9,269
Government National Mortgage Assn. 4.00% 2035(3)                                                           9,300            9,189
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                          28,150           29,973
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                           4,798            5,050
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                         43,400           48,417
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035(2)                                        65,100           65,308
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035(2)                                           10,200           10,223
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035(2)                                            7,550            7,567
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-2, 6.001% 2033          7,854            8,073
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037         10,000            9,910
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037          5,548            5,580
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037            10,680           11,243
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039           18,952           18,744
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046          28,000           28,375
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033                        19,500           21,331
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035                         3,218            3,352
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035                        46,434           50,804
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                           49,685           54,697
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041                           19,635           19,339
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.896% 2016(2,3)                               14,339           14,387
Morgan Stanley Capital I, Inc., Series 1997-HF1, Class B, 7.33% 2029(2)                                    7,248            7,434
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031                                   10,000           10,695
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033(2)                                 34,740           34,626
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-1, 4.061% 2041                          12,167           12,157
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041                         25,000           25,355
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042                          27,000           27,506
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class A-1, 3.476% 2016(2,3)            17,936           17,963
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031                   4,461            4,582
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032                   3,050            3,441
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                 22,091           21,969
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035                 13,205           14,553
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019                    6,196            6,239
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(3)                  8,053            7,967
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(3)                    10,956           10,921
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.21% 2033(3)                   4,652            4,657
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.359% 2033(3)                  2,893            2,875
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034(3)                    8,747            8,680
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.62% 2034(3)                   18,428           18,374
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.473% 2033(3)                             5,487            5,415
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.738% 2033(3)                                 6,139            6,075
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.862% 2033(3)                              23,992           24,159
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.233% 2034(3)                              23,363           23,693
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.709% 2034(3)                                   58,411           59,032
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033                                         14,627           15,267
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033                                            4,000            4,485
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038                                       39,825           38,833
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036                               10,000           10,516
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037                               40,022           40,032
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031                              6,730            7,429
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.626% 2034(3)                      35,806           35,686
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59% 2034                          1,048            1,050
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-2, 6.09% 2034                         14,000           14,565
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ2, Class A-2, 5.16% 2035                         7,211            7,331
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                        9,000            9,586
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036                        4,494            4,454
Wells Fargo Mortgage-backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033(3)                      6,113            6,041
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.111% 2035(3)              30,000           29,766
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.981% 2035(3)                                     29,570           29,706
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2020                          26,754           27,511
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC2, Class II-A, 5.00% 2034                     25,456           25,513
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032                5,837            6,198
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034               10,298           10,698
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034                7,760            8,484
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033(3)                      9,443            9,286
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(3)                      8,972            8,930
Banc of America Mortgage Securities Trust, Series 2004-A, Class 2-A-2, 4.133% 2034(3)                      6,518            6,472
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(2)                                               21,006           20,579
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(2)                                                17,148           18,944
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034                     15,555           17,240
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(2)                                    16,922           17,132
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035                           15,898           16,251
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016(2)                               5,682            6,038
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016(2)                                 7,750            8,516
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                    3,750            4,291
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031                                   8,680            9,640
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.428% 2030(3)                                  10,000           10,712
Ball Corp., Series 2005-BOCA, Class A-1, 3.34% 2016(2,3)                                                  10,000           10,004
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.35% 2034(3)                8,868            8,807
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030                                        7,400            7,758
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015(2)                                       6,513            7,022
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015(2)                                         5,842            6,176
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035                                       4,841            4,896
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3,
     Class A-1, 4.89% 2037                                                                                 4,446            4,525
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 8.032% 2036(3)                         4,000            4,236
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                     3,750            4,013
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                      3,572            3,644
Chase Manhattan Bank -- First Union National Bank, Commercial Mortgage Trust, Series 1999-1,
     Class C, 7.625% 2031                                                                                  3,000            3,369
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.573% 2027(2,3)                              2,100            2,155
                                                                                                                        3,023,580

FINANCIALS -- 3.89%
Washington Mutual, Inc. 7.50% 2006                                                                         3,000            3,106
Washington Mutual, Inc. 5.625% 2007                                                                        4,750            4,857
Washington Mutual, Inc. 4.375% 2008                                                                        7,500            7,526
Washington Mutual, Inc. 4.00% 2009                                                                        17,500           17,339
Washington Mutual, Inc. 3.441% 2010(3)                                                                    12,000           12,033
Washington Mutual, Inc. 4.20% 2010                                                                        26,250           26,067
Washington Mutual, Inc. 5.00% 2012                                                                         4,000            4,084
Washington Mutual Bank, FA 6.875% 2011                                                                     5,000            5,582
Washington Mutual Bank, FA 5.125% 2015                                                                    13,500           13,738
USA Education, Inc. 5.625% 2007                                                                           31,995           32,817
SLM Corp., Series A, 3.95% 2008                                                                           12,500           12,404
SLM Corp., Series A, 4.00% 2009                                                                           13,000           12,907
SLM Corp., Series A, 4.00% 2010                                                                           10,250           10,136
SLM Corp., Series A, 5.375% 2013                                                                          13,000           13,705
SLM Corp., Series A, 5.375% 2014                                                                          10,000           10,543
Household Finance Corp. 6.50% 2008                                                                         7,000            7,477
Household Finance Corp. 4.125% 2009                                                                       20,000           19,803
Household Finance Corp. 4.75% 2009                                                                         7,500            7,614
Household Finance Corp. 6.375% 2011                                                                       17,500           19,158
Household Finance Corp. 6.75% 2011                                                                         5,000            5,557
Household Finance Corp. 6.375% 2012                                                                       21,000           23,260
Household Finance Corp. 7.00% 2012                                                                         5,000            5,680
Midland Bank 4.71% Eurodollar note (undated)(3)                                                            4,000            3,380
Prudential Financial, Inc. 4.104% 2006                                                                    13,000           13,040
Prudential Insurance Co. of America 6.375% 2006(2)                                                         3,075            3,147
PRICOA Global Funding I, Series 2003-2, 3.90% 2008(2)                                                     16,500           16,331
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(2)                                                     14,000           14,063
PRICOA Global Funding I 4.20% 2010(2)                                                                     16,000           15,938
Prudential Holdings, LLC, Series C, 8.695% 2023(2,5)                                                      19,500           25,831
CIT Group Inc. 3.65% 2007                                                                                 16,280           16,060
CIT Group Inc. 5.50% 2007                                                                                 10,000           10,286
CIT Group Inc. 7.375% 2007                                                                                11,500           12,121
CIT Group Inc. 4.00% 2008                                                                                  4,000            3,974
CIT Group Inc. 3.375% 2009                                                                                18,000           17,409
CIT Group Inc. 6.875% 2009                                                                                11,500           12,600
CIT Group Inc. 7.75% 2012                                                                                  8,500            9,982
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(2,3)                                                47,750           51,123
Societe Generale 7.85% (undated)(2,3)                                                                     25,000           26,538
International Lease Finance Corp. 3.75% 2007                                                               8,000            7,935
International Lease Finance Corp. 4.35% 2008                                                              19,500           19,501
International Lease Finance Corp. 4.50% 2008                                                               4,000            4,019
International Lease Finance Corp., Series O, 4.55% 2009                                                   15,000           15,153
International Lease Finance Corp. 5.00% 2010                                                               5,000            5,104
International Lease Finance Corp. 5.875% 2013                                                             12,850           13,663
AIG SunAmerica Global Financing XII 5.30% 2007(2)                                                          3,000            3,061
AIG SunAmerica Global Financing VII 5.85% 2008(2)                                                          7,750            8,085
CNA Financial Corp. 5.85% 2014                                                                            63,000           64,805
CNA Financial Corp. 7.25% 2023                                                                            10,000           11,123
XL Capital Finance (Europe) PLC 6.50% 2012                                                                 3,015            3,281
Mangrove Bay Pass Through Trust 6.102% 2033(2,3)                                                          69,635           71,795
EOP Operating LP 7.75% 2007                                                                                6,500            6,983
EOP Operating LP 6.75% 2008                                                                               10,495           11,076
EOP Operating LP 4.65% 2010                                                                               29,500           29,464
EOP Operating LP 8.10% 2010                                                                                3,750            4,326
EOP Operating LP 6.75% 2012                                                                                4,125            4,547
EOP Operating LP 4.75% 2014                                                                                7,500            7,366
ACE INA Holdings Inc. 5.875% 2014                                                                         42,750           44,878
ACE Capital Trust II 9.70% 2030                                                                           10,000           13,840
Developers Diversified Realty Corp. 3.875% 2009                                                           16,500           16,040
Developers Diversified Realty Corp. 4.625% 2010                                                           23,150           22,998
Developers Diversified Realty Corp. 5.50% 2015                                                            13,000           13,299
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(2)                                           5,000            5,057
Monumental Global Funding II, Series 2003-F, 3.45% 2007(2)                                                15,000           14,847
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(2)                                          21,000           21,396
Monumental Global Funding II, Series 2004-B, 3.90% 2009(2)                                                10,000            9,872
Capital One Bank 6.875% 2006                                                                              15,000           15,239
Capital One Bank 4.875% 2008                                                                              20,000           20,312
Capital One Financial Corp. 5.50% 2015                                                                    10,000           10,250
Allstate Financial Global Funding LLC 5.25% 2007(2)                                                        6,000            6,111
Allstate Financial Global Funding LLC 4.25% 2008(2)                                                       19,250           19,322
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                             15,000           15,181
Simon Property Group, LP 3.75% 2009                                                                       12,500           12,177
Simon Property Group, LP 4.875% 2010                                                                      20,000           20,232
Simon Property Group, LP 4.875% 2010                                                                       5,500            5,602
Liberty Mutual Group Inc. 6.50% 2035(2)                                                                   37,590           37,366
Genworth Financial, Inc. 3.56% 2007(3)                                                                    22,000           22,052
Genworth Financial, Inc. 4.75% 2009                                                                       13,795           14,054
ReliaStar Financial Corp. 8.00% 2006                                                                       9,250            9,687
ING Security Life Institutional Funding 2.70% 2007(2)                                                     25,000           24,349
United Dominion Realty Trust, Inc. 6.50% 2009                                                             17,375           18,645
United Dominion Realty Trust, Inc. 5.00% 2012                                                             13,500           13,545
Kimco Realty Corp., Series C, 4.82% 2011                                                                  15,000           15,194
Kimco Realty Corp. 6.00% 2012                                                                              2,750            2,998
Kimco Realty Corp., Series C, 4.82% 2014                                                                  13,000           12,971
HBOS Treasury Services PLC 3.75% 2008(2)                                                                  10,500           10,422
HBOS PLC 5.375% (undated)(2,3)                                                                            15,000           15,494
Bank of Scotland 7.00% (undated)(2,3)                                                                      4,225            4,473
Citigroup Inc. 4.25% 2009                                                                                  7,000            7,030
Citigroup Inc. 4.125% 2010                                                                                20,000           19,950
BNP Paribas 5.186% non-cumulative (undated)(2,3)                                                          25,000           25,324
Willis North America, Inc. 5.625% 2015                                                                    24,850           25,057
U.S. Bank NA 4.125% 2008                                                                                  25,000           25,028
John Hancock Global Funding II, Series 2002-G, 5.00% 2007(2)                                              10,000           10,147
John Hancock Global Funding II, Series 2004-A, 3.50% 2009(2)                                              14,000           13,661
Nationwide Life Insurance Co. 5.35% 2007(2)                                                                6,000            6,090
North Front Pass Through Trust 5.81% 2024(2,3)                                                            10,000           10,323
Nationwide Mutual Insurance Co. 7.875% 2033(2)                                                             5,000            6,303
Assurant, Inc. 5.625% 2014                                                                                20,000           21,084
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008                                         21,000           20,968
J.P. Morgan Chase & Co. 4.50% 2010                                                                        10,000           10,085
J.P. Morgan Chase & Co. 6.625% 2012                                                                        4,500            5,017
J.P. Morgan Chase & Co. 5.75% 2013                                                                         4,000            4,292
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027                                         750              808
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 4.375% 2010(2)            20,000           19,992
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007(2)                                        20,000           19,666
Travelers Property Casualty Corp. 3.75% 2008                                                               9,000            8,867
Travelers Property Casualty Corp. 5.00% 2013                                                              10,000           10,137
Archstone-Smith Operating Trust 5.625% 2014                                                               17,750           18,662
Downey Financial Corp. 6.50% 2014                                                                         16,880           18,070
MBNA Corp., Series F, 5.00% 2010                                                                           5,000            5,152
MBNA America Bank, National Association 7.125% 2012                                                        7,650            8,809
MBNA Corp., Series F, 6.125% 2013                                                                          3,500            3,820
Countrywide Home Loans, Inc., Series M, 4.125% 2009                                                       12,500           12,347
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                         5,000            4,828
iStar Financial, Inc. 5.375% 2010                                                                          5,250            5,317
iStar Financial, Inc. 6.05% 2015                                                                          11,000           11,393
American Express Co. 4.75% 2009                                                                           15,000           15,318
Berkshire Hathaway Finance Corp. 4.125% 2010(2)                                                            5,000            4,975
Berkshire Hathaway Finance Corp. 4.75% 2012(2)                                                            10,000           10,106
Hospitality Properties Trust 6.75% 2013                                                                   13,345           14,679
Hartford Financial Services Group, Inc. 4.70% 2007                                                         3,750            3,771
Hartford Financial Services Group, Inc. 4.75% 2014                                                        10,000           10,001
Principal Life Insurance Co. 3.20% 2009                                                                   14,000           13,548
New York Life Global Funding 3.875% 2009(2)                                                               13,500           13,403
Lazard LLC 7.125% 2015(2)                                                                                 12,875           13,010
Federal Realty Investment Trust 6.125% 2007                                                                4,000            4,143
Federal Realty Investment Trust 4.50% 2011                                                                 8,500            8,268
ERP Operating LP 4.75% 2009                                                                               11,490           11,603
Bank of America Corp. 4.375% 2010                                                                         11,000           11,057
Abbey National PLC 6.70% (undated)(3)                                                                      5,790            6,130
Abbey National PLC 7.35% (undated)(3)                                                                      4,500            4,672
Barclays Bank PLC, Series 1, 6.278% noncumulative preferred (undated)(3)                                  10,000           10,233
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011(2)                                         10,000           10,160
Principal Life Global Funding I 4.40% 2010(2)                                                             10,000           10,016
First Industrial, LP 6.875% 2012                                                                           8,625            9,459
Weingarten Realty Investors, Series A, 5.263% 2012                                                         9,000            9,388
ProLogis Trust 7.05% 2006                                                                                  4,000            4,099
ProLogis Trust 5.50% 2013                                                                                  5,000            5,235
National Westminster Bank PLC 7.75% (undated)(3)                                                           7,000            7,496
City National Corp. 5.125% 2013                                                                            7,000            7,200
Bayerische Landesbank, Series F, 2.50% 2006                                                                7,000            6,934
Zions Bancorporation 6.00% 2015                                                                            6,000            6,555
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(2)                                         6,000            6,147
Credit Suisse First Boston (USA), Inc. 4.625% 2008                                                         5,000            5,057
Wells Fargo & Co. 4.125% 2008                                                                              5,000            4,998
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(2,3)                                      4,000            4,399
Bank of Nova Scotia 3.255% Eurodollar note 2085(3)                                                         4,000            3,411
Den Norske CreditBank 3.57% (undated)(3)                                                                   3,000            2,591
Canadian Imperial Bank of Commerce 3.313% Eurodollar note 2085(3)                                          1,600            1,328
                                                                                                                        1,924,023

CONSUMER DISCRETIONARY -- 2.76%
General Motors Acceptance Corp. 4.13% 2007(3)                                                             25,000           24,258
General Motors Acceptance Corp. 7.75% 2010                                                                 9,705            9,496
General Motors Acceptance Corp. 6.875% 2011                                                               68,000           62,847
General Motors Acceptance Corp. 7.25% 2011                                                                30,360           28,500
General Motors Acceptance Corp. 7.00% 2012                                                                48,500           44,765
General Motors Acceptance Corp. 5.53% 2014(3)                                                             15,000           12,805
General Motors Acceptance Corp. 8.00% 2031                                                                20,750           18,563
General Motors Corp. 7.20% 2011                                                                           30,000           27,900
General Motors Corp. 8.375% 2033                                                                          10,000            8,400
Residential Capital Corp. 6.375% 2010(2)                                                                   7,000            7,041
Residential Capital Corp. 6.875% 2015(2)                                                                   6,500            6,655
Ford Motor Credit Co. 6.75% 2008                                                                           2,700            2,653
Ford Motor Credit Co. 5.80% 2009                                                                           6,000            5,700
Ford Motor Credit Co. 7.375% 2009                                                                         79,000           77,268
Ford Motor Credit Co. 4.711% 2010(3)                                                                       5,000            4,588
Ford Motor Credit Co. 5.70% 2010                                                                          16,750           15,464
Ford Motor Credit Co. 7.875% 2010                                                                         50,000           49,460
Ford Motor Credit Co. 7.375% 2011                                                                         34,250           33,400
Ford Motor Co. 7.45% 2031                                                                                 20,550           17,199
Clear Channel Communications, Inc. 6.00% 2006                                                              2,000            2,032
Clear Channel Communications, Inc. 4.625% 2008                                                            15,000           14,835
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                          20,750           22,326
Clear Channel Communications, Inc. 7.65% 2010                                                              5,915            6,413
Clear Channel Communications, Inc. 5.75% 2013                                                             13,000           12,721
Clear Channel Communications, Inc. 5.50% 2014                                                             43,500           41,331
Toll Brothers, Inc. 6.875% 2012                                                                           17,750           19,825
Toll Brothers, Inc. 4.95% 2014                                                                            35,000           34,596
Toll Brothers Finance Corp. 5.15% 2015(2)                                                                 39,000           38,806
Cox Communications, Inc. 7.75% 2006                                                                       10,000           10,329
Cox Communications, Inc. 4.625% 2010                                                                      32,500           32,447
Cox Communications, Inc. 7.75% 2010                                                                       15,000           17,003
Cox Communications, Inc. 4.625% 2013                                                                       9,000            8,751
Cox Communications, Inc. 5.45% 2014                                                                       15,500           15,850
AOL Time Warner Inc. 6.875% 2012                                                                          56,500           63,844
AOL Time Warner Inc. 7.625% 2031                                                                          13,000           16,287
Time Warner Inc. 8.18% 2007                                                                                3,000            3,229
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                     7,065            7,204
DaimlerChrysler North America Holding Corp. 4.05% 2008                                                     7,250            7,144
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                    10,000           10,045
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                     3,000            3,268
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                    13,160           14,872
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                    10,750           12,028
DaimlerChrysler North America Holding Corp. 6.50% 2013                                                     9,155            9,924
May Department Stores Co. 3.95% 2007                                                                      20,500           20,368
May Department Stores Co. 4.80% 2009                                                                      43,000           43,507
Comcast Cable Communications, Inc. 8.375% 2007                                                            19,000           20,391
Comcast Cable Communications, Inc. 6.875% 2009                                                            13,000           14,173
Comcast Corp. 6.50% 2015                                                                                  11,750           13,121
TCI Communications, Inc. 8.75% 2015                                                                        2,670            3,431
Comcast Corp. 7.05% 2033                                                                                   9,250           10,957
Pulte Homes, Inc. 4.875% 2009                                                                             21,625           21,678
Pulte Homes, Inc. 7.875% 2011                                                                             10,000           11,617
Pulte Homes, Inc. 6.25% 2013                                                                               5,000            5,352
Pulte Homes, Inc. 5.20% 2015                                                                              10,000            9,910
Pulte Homes, Inc. 7.875% 2032                                                                             10,250           12,371
Centex Corp. 4.75% 2008                                                                                   15,000           15,099
Centex Corp. 5.25% 2015                                                                                   38,500           38,542
Viacom Inc. 5.625% 2007                                                                                    7,500            7,661
Viacom Inc. 7.70% 2010                                                                                     8,000            8,938
Viacom Inc. 6.625% 2011                                                                                   23,485           25,256
Viacom Inc. 5.625% 2012                                                                                   10,000           10,242
Liberty Media Corp. 8.50% 2029                                                                             3,665            3,712
Liberty Media Corp. 8.25% 2030                                                                            25,685           25,618
Harrah's Operating Co., Inc. 5.50% 2010                                                                   27,315           28,221
Hyatt Equities, LLC 6.875% 2007(2)                                                                        22,760           23,496
Univision Communications Inc. 2.875% 2006                                                                 10,000            9,809
Univision Communications Inc. 3.875% 2008                                                                  2,700            2,622
Univision Communications Inc. 7.85% 2011                                                                   7,000            7,962
Cox Radio, Inc. 6.625% 2006                                                                               17,495           17,738
Hilton Hotels Corp. 7.625% 2012                                                                           13,788           15,944
Marriott International, Inc., Series F, 4.625% 2012                                                       14,945           14,819
Jones Apparel Group, Inc. 4.25% 2009                                                                      15,000           14,652
Office Depot, Inc. 6.25% 2013                                                                              6,095            6,401
MDC Holdings, Inc. 5.50% 2013                                                                              5,000            5,112
Carnival Corp. 3.75% 2007                                                                                  5,000            4,953
Lennar Corp. 5.95% 2013                                                                                    4,000            4,257
Ryland Group, Inc. 5.375% 2012                                                                             2,750            2,798
                                                                                                                        1,362,800

ASSET-BACKED OBLIGATIONS(5) -- 2.16%
CWABS, Inc., Series 2004-10, Class AF-4, 4.506% 2032                                                      10,000            9,958
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032                                                       3,500            3,487
CWABS, Inc., Series 2004-9, Class AF-4, 4.649% 2032                                                        6,741            6,749
CWABS, Inc., Series 2004-12, Class 2-AV-2, 3.594% 2033(3)                                                 10,000           10,029
CWABS, Inc., Series 2004-15, Class 2-AV-2, 3.584% 2034(3)                                                 30,000           30,100
CWABS, Inc., Series 2004-BC1, Class M-1, 3.814% 2034(3)                                                   14,000           14,008
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034                                                      16,000           15,959
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009(2)                                  23,400           23,304
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009(2)                                  4,500            4,542
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010(2)                                   8,000            7,985
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011(2)                                 49,500           50,554
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09% 2008(2)                        7,000            7,013
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010(2)                       22,000           22,024
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012                          28,125           28,077
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012(2)                       18,580           18,576
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2, 2.71% 2026                        6,227            6,207
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031                        10,907           11,138
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2032          10,000           10,008
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 3.614% 2033(3)                       3,640            3,646
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033                         8,500            8,565
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 3.544% 2035(3)                   23,000           23,025
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028                                      48,600           48,583
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034                 10,000           10,197
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured, 5.65% 2034                 34,977           36,108
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029                      12,000           11,878
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033(3)                       8,500            8,558
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033                      9,000            9,076
Residential Asset Mortgage Products Trust, Series 2003-RS9, Class A-I-7, 5.06% 2033                       13,381           13,582
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011(2)                           36,230           36,750
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 3.604% 2034(3)                           17,000           17,071
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 3.844% 2034(3)                            15,000           15,031
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(2)                          2,571            2,532
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(2)                            870              869
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010(2)                           9,998            9,892
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011(2)                         16,909           16,858
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 3.864% 2034(3)                            30,000           30,014
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011(2)                     9,599            9,457
First Investors Auto Owners Trust, Series 2005-A, Class A-2, 4.23% 2012(2)                                20,000           20,044
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010             15,000           14,919
AmeriCredit Automobile Receivables Trust, Series 2004-A-F, Class A-4, FSA insured, 2.87% 2011             14,000           13,753
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010(3)       10,000            9,828
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011          17,150           17,024
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008(2)                        15,000           14,787
Drivetime Auto Owner Trust, Series 2003-C, Class A-3, MBIA insured, 2.715% 2009(2)                        12,000           11,923
Park Place Securities, Inc., Series 2005-WHQ3, Class A-2-A, 3.394% 2035(3)                                22,239           22,225
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011(2)                                    20,400           20,065
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                            4,588            4,578
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011                                              3,610            3,560
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                           12,000           11,801
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 3.54% 2019(2,3)                              19,124           19,124
Net Lease Funding LP, Series 2005-1, Class A-A1, MBIA insured, 4.258% 2014(2)                             18,837           18,807
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010(2)                      2,335            2,315
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011(2)                     16,144           15,982
Impac CMB Trust, Series 2004-6, Class 1-A-1, 3.714% 2034(3)                                                9,915            9,990
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 3.914% 2034(3)                                          7,711            7,755
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007                                                    366              366
MMCA Auto Owner Trust, Series 2001-4, Class B, 4.84% 2008                                                    769              769
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                                6,445            6,406
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                                8,221            8,222
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011                                    14,705           14,704
Chase Credit Card Owner Trust, Series 2003-4, Class B, 3.87% 2016(3)                                      14,000           14,393
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                                    12,500           13,959
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-1, 3.814% 2024(3)                                  13,250           13,262
Home Equity Asset Trust, Series 2004-2, Class M-1, 3.844% 2034(3)                                         11,000           10,999
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009(2)                                     10,500           10,487
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009                        10,000            9,906
Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class I-A-2, 3.614% 2033(3)                9,500            9,531
Banco Itau SA, Series 2002-2, XLCA insured, 3.946% 2006(2,3)                                               4,667            4,667
Banco Itau SA, Series 2002, XLCA insured, 3.996% 2007(2,3)                                                 4,566            4,566
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-1, 4.014% 2033(3)                         4,965            4,989
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-2, 4.514% 2033(3)                         4,000            4,026
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                    8,178            8,218
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                             8,000            8,029
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                         7,000            7,281
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 3.72% 2013(3)               7,000            7,044
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010                           6,150            6,113
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                                    6,000            6,088
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                      1,038            1,036
Centex Home Equity Loan Trust, Series 2003-C, Class AF-6, 4.81% 2033                                       5,000            5,048
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 3.624% 2035(3)          6,000            6,008
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035                                        5,850            5,995
Poplar ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF-4, 4.628% 2034                             5,650            5,656
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
     Series 1997-1, Class A-6, 6.38% 2008                                                                  1,561            1,590
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
     Series 1997-1, Class A-7, 6.42% 2008                                                                  3,800            3,868
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                           5,299            5,316
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(2)                             4,948            5,265
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 3.92% 2010(2,3)                           5,000            5,034
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 3.634% 2034(3)                        4,450            4,473
Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class B, 3.77% 2011(3)             4,000            4,011
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009(2)                         3,089            3,075
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009(2)                 3,042            3,030
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009(2)                      2,680            2,644
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010                         1,948            1,944
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685% 2012(2)                      319              320
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012(2)                      263              263
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                                   314              313
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2, 5.16% 2033                    114              114
                                                                                                                        1,068,918

TELECOMMUNICATION SERVICES -- 1.48%
SBC Communications Inc. 4.125% 2009                                                                       52,420           52,035
SBC Communications Inc. 5.10% 2014                                                                        57,500           58,899
SBC Communications Inc. 5.625% 2016                                                                       25,000           26,414
Sprint Capital Corp. 6.375% 2009                                                                             750              799
Sprint Capital Corp. 7.625% 2011                                                                          64,250           73,463
Sprint Capital Corp. 8.375% 2012                                                                          35,000           42,154
Sprint Capital Corp. 6.90% 2019                                                                           11,650           13,373
Sprint Capital Corp. 6.875% 2028                                                                           5,000            5,757
France Telecom 8.50% 2011(3)                                                                              61,500           71,452
BellSouth Corp. 4.20% 2009                                                                                60,250           60,094
BellSouth Corp. 4.75% 2012                                                                                 5,000            5,034
Cingular Wireless LLC 5.625% 2006                                                                          5,000            5,085
TeleCorp PCS, Inc. 10.625% 2010                                                                            4,750            5,025
AT&T Wireless Services, Inc. 7.875% 2011                                                                  12,170           14,160
AT&T Wireless Services, Inc. 8.125% 2012                                                                  25,230           30,270
Verizon Global Funding Corp. 7.25% 2010                                                                   30,000           34,044
Verizon Global Funding Corp. 7.75% 2030                                                                   10,000           12,954
Telecom Italia Capital SA, Series A, 4.00% 2008                                                           20,000           19,713
Telecom Italia Capital SA 4.95% 2014(2)                                                                   21,250           21,079
Koninklijke KPN NV 8.00% 2010                                                                             27,500           31,878
Deutsche Telekom International Finance BV 5.25% 2013                                                      30,000           31,198
Vodafone Group PLC 7.75% 2010                                                                             25,000           28,573
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                           27,375           27,908
ALLTEL Corp. 4.656% 2007                                                                                  23,500           23,695
CenturyTel, Inc., Series M, 5.00% 2015                                                                    15,000           14,533
PCCW-HKT Capital Ltd. 8.00% 2011(2,3)                                                                     10,000           11,533
Singapore Telecommunications Ltd. 6.375% 2011(2)                                                          10,000           11,043
                                                                                                                          732,165

INDUSTRIALS -- 1.05%
General Electric Capital Corp., Series A, 5.00% 2007                                                      20,000           20,351
General Electric Capital Corp., Series A, 5.375% 2007                                                      7,000            7,155
General Electric Capital Corp., Series A, 3.50% 2008                                                      13,000           12,798
General Electric Capital Corp., Series A, 6.00% 2012                                                       8,000            8,737
General Electric Co. 5.00% 2013                                                                           23,000           23,785
Tyco International Group SA 6.125% 2008                                                                    8,000            8,477
Tyco International Group SA 6.375% 2011                                                                   40,425           44,457
Cendant Corp. 6.875% 2006                                                                                 10,835           11,142
Cendant Corp. 6.25% 2008                                                                                  11,750           12,264
Cendant Corp. 7.375% 2013                                                                                 22,000           25,226
John Deere Capital Corp. 3.90% 2008                                                                        7,500            7,457
John Deere Capital Corp., Series D, 3.75% 2009                                                            12,000           11,805
John Deere Capital Corp., Series D, 4.125% 2010                                                           20,000           19,872
Deere & Co. 8.95% 2019                                                                                     7,760            9,018
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(2,5)                                      14,746           15,814
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(2,5)                        20,834           22,735
Union Pacific Railroad Co. Pass Through Trust, Series 2004-2, 5.214% 2014(2)                              10,000           10,324
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023(5)                               6,775            7,517
Union Pacific Railroad Co. Pass Through Trust, Series 2004-1, 5.404% 2025(5)                              19,211           20,079
Hutchison Whampoa International Ltd. 7.00% 2011(2)                                                         3,500            3,878
Hutchison Whampoa International Ltd. 6.50% 2013(2)                                                        21,500           23,384
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017(2)                                                    2,750            3,255
Caterpillar Inc. 4.50% 2009                                                                               13,000           13,131
Caterpillar Financial Services Corp. 4.30% 2010                                                           15,000           15,036
Northrop Grumman Corp. 4.079% 2006                                                                        25,000           24,936
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012                                            3,000            2,907
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(5)                                           5,435            5,488
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020(5)                                           8,193            8,945
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2021(5)                           1,886            1,962
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(5)                                         4,180            3,993
Raytheon Co. 6.50% 2005                                                                                    2,406            2,408
Raytheon Co. 4.85% 2011                                                                                   20,000           20,322
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2010(5)                             8,169            8,022
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(5)                                          5,989            6,191
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                             5,000            5,284
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011                                          5,000            4,939
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011(5)                                       3,085            3,188
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019(5)                                         2,486            2,455
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(5)                                          2,028            2,018
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020(5)                                         4,493            3,754
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021(5)                                       1,837            1,853
Southwest Airlines Co. 6.50% 2012                                                                         11,500           12,588
Southwest Airlines Co. 5.25% 2014                                                                          5,000            5,038
Canadian National Railway Co. 4.25% 2009                                                                   9,550            9,551
Waste Management, Inc. 6.50% 2008                                                                          8,500            9,036
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012                                                3,300            3,107
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013                                               5,000            4,734
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022(5)             3,682            4,041
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023(2,5)           2,240            2,316
                                                                                                                          516,773

UTILITIES -- 0.72%
Duke Capital LLC 4.331% 2006                                                                               9,700            9,716
Duke Capital Corp. 4.37% 2009                                                                             21,075           21,019
Duke Capital Corp. 6.25% 2013                                                                             10,000           10,812
Duke Capital Corp. 5.50% 2014                                                                              9,000            9,275
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010                                          2,250            2,272
PSEG Power LLC 3.75% 2009                                                                                 14,700           14,350
PSEG Power LLC 7.75% 2011                                                                                 15,000           17,314
PSEG Power LLC 5.00% 2014                                                                                 13,250           13,390
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009                                             9,500            9,287
Pacific Gas and Electric Co., First Mortgage Bonds, 4.80% 2014                                            11,500           11,549
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034                                            20,000           22,120
Exelon Corp. 4.45% 2010                                                                                   20,000           20,029
Exelon Generation Co., LLC 6.95% 2011                                                                     19,520           21,925
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                       6,250            6,421
Dominion Resources, Inc., Series 2002-B, 6.25% 2012                                                        8,250            8,968
Dominion Resources, Inc., Series E, 6.30% 2033                                                             4,000            4,365
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010                                                 3,500            3,509
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                7,785            7,929
Ameren Corp. 4.263% 2007                                                                                  12,150           12,166
Cilcorp Inc. 8.70% 2009                                                                                   13,000           15,075
NiSource Finance Corp. 7.625% 2005                                                                        10,000           10,132
NiSource Finance Corp. 6.15% 2013                                                                          6,000            6,494
Southern California Edison, First and Ref. Mortgage Bonds, Series 2005-A, 5.00% 2016                      16,000           16,409
American Electric Power Co., Inc. 4.706% 2007(3)                                                           7,500            7,563
Appalachian Power Co., Series G, 3.60% 2008                                                                9,000            8,841
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009                                      15,000           15,277
SP PowerAssets Ltd. 3.80% 2008(2)                                                                         11,500           11,382
Oncor Electric Delivery Co. 6.375% 2012                                                                    8,600            9,437
Constellation Energy Group, Inc. 6.125% 2009                                                               8,750            9,318
Alabama Power Co., Series U, 2.65% 2006                                                                    7,000            6,947
Kern River Funding Corp. 4.893% 2018(2,5)                                                                  6,368            6,529
Tri-State Generation and Transmission Association Inc., Pass Through Trust,
     Series 2003-A, 6.04% 2018(2,5)                                                                        5,365            5,579
                                                                                                                          355,399

MATERIALS -- 0.69%
International Paper Co. 4.00% 2010                                                                        15,000           14,512
International Paper Co. 5.85% 2012                                                                        55,000           57,584
International Paper Co. 5.50% 2014                                                                        13,000           13,297
Norske Skogindustrier ASA 7.625% 2011(2)                                                                  22,950           25,701
Norske Skogindustrier ASA 6.125% 2015(2)                                                                  33,850           34,692
Norske Skogindustrier ASA 7.125% 2033(2)                                                                  11,800           12,597
Weyerhaeuser Co. 5.95% 2008                                                                                6,330            6,632
Weyerhaeuser Co. 5.25% 2009                                                                               15,111           15,441
Weyerhaeuser Co. 6.75% 2012                                                                               19,330           21,297
Weyerhaeuser Co. 7.375% 2032                                                                              10,000           11,829
Alcan Inc. 5.20% 2014                                                                                     37,000           37,986
ICI Wilmington, Inc. 5.625% 2013                                                                          30,600           31,802
Temple-Inland Inc. 7.875% 2012                                                                            19,500           22,492
SCA Coordination Center NV 4.50% 2015(2)                                                                  18,000           17,202
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(2)                                              11,750           11,548
Packaging Corp. of America 4.375% 2008                                                                     4,000            3,956
                                                                                                                          338,568

HEALTH CARE -- 0.36%
Cardinal Health, Inc. 6.75% 2011                                                                           7,750            8,545
Cardinal Health, Inc. 4.00% 2015                                                                          50,000           46,286
Aetna Inc. 7.375% 2006                                                                                    24,486           25,001
Aetna Inc. 7.875% 2011                                                                                    10,000           11,686
Wyeth 4.375% 2008(3)                                                                                      10,000            9,999
Wyeth 5.50% 2013(3)                                                                                       13,500           14,230
Amgen Inc. 4.00% 2009                                                                                     21,000           20,862
UnitedHealth Group Inc. 7.50% 2005                                                                         4,750            4,804
UnitedHealth Group Inc. 3.75% 2009                                                                        15,000           14,777
Humana Inc. 7.25% 2006                                                                                    14,900           15,312
Humana Inc. 6.30% 2018                                                                                     1,000            1,096
Schering-Plough Corp. 5.55% 2013(3)                                                                        6,250            6,638
                                                                                                                          179,236

MUNICIPALS -- 0.31%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                                       11,330           11,539
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                                       43,070           47,127
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                               20,061           19,387
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 4.375% 2019                                                         11,985           12,149
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 6.125% 2024                                                          5,000            5,354
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
     Asset-backed Bonds, 6.125% 2027                                                                      13,800           14,657
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030           10,835           11,114
California Dept. of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006                 9,040            9,057
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001-A, Class A, 6.36% 2025                                                                    7,096            7,144
Texas Public Financing Authority, Unemployment Compensation Obligation Assessment, Revenue Bonds,
     Series 2003-B, 2.875% 2006                                                                            6,000            5,902
California, Los Angeles County Metropolitan Transportation Authority,
     General Revenue Refunding Bonds (Workers' Compensation Funding Program),
     Series 2003, AMBAC insured, 4.17% 2009                                                                5,000            5,005
State of New York, Sales Tax Asset Receivable Corp., Taxable Revenue Bonds,
     Series 2005-B, FGIC insured, 4.06% 2010                                                               5,000            4,964
                                                                                                                          153,399

INFORMATION TECHNOLOGY -- 0.31%
Electronic Data Systems Corp. 7.125% 2009                                                                 12,500           13,467
Electronic Data Systems Corp., Series B, 6.50% 2013(3)                                                    63,250           64,763
Electronic Data Systems Corp. 7.45% 2029                                                                  10,000           10,686
Motorola, Inc. 4.608% 2007                                                                                15,000           15,123
Motorola, Inc. 8.00% 2011                                                                                 28,320           33,428
Motorola, Inc. 5.22% 2097                                                                                 10,314            8,987
Jabil Circuit, Inc. 5.875% 2010                                                                            5,000            5,184
                                                                                                                          151,638

CONSUMER STAPLES -- 0.20%
CVS Corp. 4.00% 2009                                                                                       5,000            4,959
CVS Corp. 6.117% 2013(2,5)                                                                                 9,894           10,590
CVS Corp. 5.789% 2026(2,5)                                                                                21,251           22,569
CVS Corp 5.298% 2027(2,5)                                                                                 28,750           29,923
SUPERVALU INC. 7.50% 2012                                                                                 12,335           14,165
Unilever Capital Corp. 5.90% 2032                                                                         10,000           11,182
Costco Wholesale Corp. 5.50% 2007                                                                          4,750            4,855
                                                                                                                           98,243

ENERGY -- 0.16%
Devon Financing Corp., ULC 6.875% 2011                                                                    15,000           16,806
Devon Energy Corp. 7.95% 2032                                                                             16,750           22,104
Sunoco, Inc. 4.875% 2014                                                                                  15,000           15,110
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(2,5)                                                13,936           13,691
Pemex Finance Ltd. 9.69% 2009(5)                                                                           8,806            9,687
OXYMAR 7.50% 2016(2)                                                                                       4,000            4,208
                                                                                                                           81,606

NON-U.S. GOVERNMENT -- 0.06%
United Mexican States Government Global 4.625% 2008                                                        3,500            3,527
United Mexican States Government Global 10.375% 2009                                                       6,500            7,771
United Mexican States Government Global 6.375% 2013                                                       10,000           10,760
State of Qatar 9.75% 2030                                                                                  5,000            7,787
                                                                                                                           29,845

MISCELLANEOUS -- 0.02%
Other bonds & notes in initial period of acquisition                                                                       11,058


Total bonds & notes (cost: $13,946,360,000)                                                                            14,165,396


Short-term securities -- 4.17%

Park Avenue Receivables Co. LLC 3.07%-3.16% due 7/11-8/3/2005(2)                                         101,266          101,066
Preferred Receivables Funding Corp. 3.08% due 7/15/2005(2)                                                50,000           49,936
Procter & Gamble Co. 3.16%-3.29% due 7/22-9/14/2005(2)                                                   148,265          147,581
Clipper Receivables Co. LLC 3.05%-3.07% due 7/12-7/28/2005(2)                                            117,600          117,438
Hewlett-Packard Co. 3.11%-3.23% due 7/25-7/29/2005(2)                                                    101,700          101,471
Bank of America Corp. 3.08%-3.17% due 7/21-8/16/2005                                                     100,000           99,704
Variable Funding Capital Corp. 3.12%-3.16% due 8/2-8/10/2005(2)                                           99,700           99,395
Three Pillars Funding, LLC 3.06%-3.40% due 7/1-8/2/2005(2)                                                99,500           99,385
Gannett Co. 2.99%-3.16% due 7/6-7/27/2005(2)                                                              99,100           98,960
DuPont (E.I.) de Nemours & Co. 3.08%-3.21% due 7/28-8/18/2005                                             95,000           94,630
CAFCO LLC 3.04%-3.27% due 7/20-8/24/2005(2,6)                                                             92,800           92,518
Federal Home Loan Bank 2.92%-3.22% due 7/5-8/24/2005                                                      91,400           91,209
General Electric Capital Corp. 3.13%-3.28% due 8/11-8/23/2005                                             90,000           89,615
PepsiCo Inc. 3.02%-3.10% due 7/13-7/29/2005(2)                                                            84,600           84,428
Coca-Cola Co. 3.11%-3.27% due 8/22-9/6/2005                                                               67,500           67,114
Illinois Tool Works Inc. 3.08%-3.22% due 7/5-8/3/2005                                                     55,000           54,898
Wells Fargo & Co. 3.27% due 8/4/2005                                                                      50,000           50,000
Exxon Project Investment Corp. 3.00% due 7/18/2005(2)                                                     50,000           49,925
FCAR Owner Trust 3.27% due 8/19/2005                                                                      50,000           49,773
Tennessee Valley Authority 3.21% due 9/15/2005                                                            50,000           49,661
Netjets Inc. 3.31%-3.33% due 8/30-9/6/2005(2)                                                             48,815           48,528
HSBC Finance Corp. 3.13% due 8/17/2005                                                                    44,000           43,818
Wal-Mart Stores Inc. 3.13%-3.25% due 8/9-8/30/2005(2)                                                     41,200           41,052
Triple-A One Funding Corp. 3.06%-3.09% due 7/7/2005(2)                                                    40,596           40,572
Abbott Laboratories Inc. 3.01% due 7/12/2005(2)                                                           32,000           31,968
IBM Capital Inc. 3.21% due 7/25/2005(2)                                                                   25,000           24,944
Anheuser-Busch Companies, Inc. 3.13% due 8/1/2005(2)                                                      25,000           24,930
International Lease Finance Corp. 3.15% due 8/4/2005                                                      25,000           24,923
Federal Farm Credit Banks 2.91% due 7/8/2005                                                              24,600           24,584
Harvard University 3.02% due 7/22/2005                                                                    20,000           19,963
BellSouth Corp. 3.03% due 7/8/2005(2)                                                                     16,000           15,989


                                                                                                Principal amount     Market value
Short-term securities                                                                                      (000)            (000)

International Bank for Reconstruction and Development 3.11% due 8/22/2005                                 15,600           15,529
Hershey Foods Corp. 3.28% due 8/29/2005(2)                                                                15,600           15,514

Total short-term securities (cost: $2,061,018,000)                                                                      2,061,021


Total investment securities (cost: $45,609,829,000)                                                                    49,299,340
Other assets less liabilities                                                                                             106,347

Net assets                                                                                                            $49,405,687


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, was $3,016,130,000, which represented 6.10% of the net assets of the fund.
(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.



ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ``interested persons'' of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Nominating Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.


By /s/ Robert G. O'Donnell
------------------------------------------
Robert G. O'Donnell, Vice Chairman and PEO

Date: September 7, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Robert G. O'Donnell
------------------------------------------
Robert G. O'Donnell, Vice Chairman and PEO

Date: September 7, 2005



By /s/ Jennifer M. Buchheim
---------------------------------------
Jennifer M. Buchheim, Treasurer and PFO

Date: September 7, 2005